UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2020

Date of reporting period: 05/31/2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) [Report]

(b) Not applicable.

May 31, 2020
State Farm Associates’ Funds Trust
SEMI - ANNUAL REPORT
State Farm Growth Fund
State Farm Balanced Fund
State Farm Interim Fund
State Farm Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by calling 1-800-447-0740.
You may elect to receive all future reports in paper free of charge. You may call 1-800-447-0740 to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with State Farm Mutual Funds.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available without charge upon request at 1-800-447-0740 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year and as an exhibit to its report on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at sec.gov. The Funds make the information on Form N-PORT available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI-ANNUAL REPORT

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or by calling 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by calling 1-800-447-0740 for assistance.

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-0740

statefarm.com

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2020, for the State Farm Associates’ Funds Trust. We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.1 We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.2

Market Review

During the 6-month period ended May 31, 2020, the U.S. equity market experienced a negative total return, while the U.S. fixed income market was positive.

As represented by the S&P 500 Index (the “Index”) in the chart below, U.S. equities rose to a record closing-price high of 3,386 on February 19.3 The historic mark was followed by the Index sharply falling through most of March, bottoming out at 2,237 on March 23. Stocks quickly rebounded, however, and the Index finished the period at 3,044 – slightly lower than it had started (3,140) – while posting a –2.10% total return as its dividend yield was not enough to offset the negative price return.

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3

Source: Standard & Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

It was a tale of two markets during the time period, generally distinguished by pre-Covid-19 (December, January and February) and during Covid-19 (March, April and May). In December, equity markets continued to climb to close out the broad-based calendar year rally, supported by positive U.S. labor market data and reduced uncertainty surrounding U.S.-China trade disputes. By mid-January, the Index had marched ahead of its December closing mark. However, initial concerns over the Covid-19 outbreak in China started to slow investor optimism, spurring a brief sell-off before markets rallied again, posting several days of record highs. But selling accelerated shortly thereafter as more cases of Covid-19 surfaced, and following a short-lived rebound in early March, stocks fell dramatically as the U.S. and other countries imposed lockdowns on business and social activities. After reaching its latest all-time high on February 19, the market dropped by –34% through March 23, in the process entering bear market territory in the shortest amount of time (16 trading days) in history.

The passage of the Coronavirus Aid Relief and Economic Security (CARES) Act at the end of March – as well as additional monetary policy measures – helped ease investors’ concerns. The Index surged into April and after a brief retreat, made an uneven climb through the month, supported by the stimulus packages and positive news related to the development of treatments and vaccines to combat Covid-19. Logging a 13% increase in April – its best monthly return since January 1987 –the Index continued its rebound in May. Amid investor optimism as economies began to reopen and progress on vaccines lifted sentiment further, U.S. equities finished May with a 4.8% gain for the month.

Among the major fixed income indices, the Bloomberg Barclays 1-5 Year Treasury Index4 and the Bloomberg Barclays 7-Year Municipal Bond Index5 posted total returns of 4.30% and 2.07%, respectively, over the 6-month period. At the start of the time period, short-term (3-month) yields were slightly below longer-term (10-year) yields, at 1.59% and 1.78%, respectively. Yields remained relatively flat for the first half of the time period before the onset of the pandemic and related lockdowns. After closing February at 1.13% – the lowest 10-year yield since the government began offering bonds in 1790 – that yield continued its freefall in March, setting multiple historic lows along the way. Likewise, the yield on the 3-month bill plunged in March, bottoming out near 0%.

The decreases were generally attributed to two key factors: An increase in demand as investors sought relative safe havens amid the market turbulence, and stimulus measures introduced by the Fed. The central bank made two emergency rate cuts in the first half of March, initially slicing rates by 0.5% to a range between 1% to 1.25%, and again by a full 1.0% to a range of 0% to 0.25% – matching the lowest level in history. Subsequently, the Fed began deploying a multi-trillion dollar stimulus effort to help stabilize markets and provide adequate access to credit during the economic downturn. Ultimately, 3-month yields finished at 0.14% while longer-term yields settled at 0.65%.6

4

Source: Bloomberg Barclays Inc. The Bloomberg Barclays 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5

Source: Bloomberg Barclays Inc. The Bloomberg Barclays 7-year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of six to eight years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

6

Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A 10- year U.S. Treasury Note is a debt obligation issued by the U.S. Treasury with a maturity of 10 years and that pays interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

In the municipal bond market, investment flows were positive in January and February. However, as participants reacted to the growing pandemic, a rush to cash fueled a liquidity crisis amid two consecutive weeks of outflows during March. In addition, the rising economic uncertainty led to a decline in new supply, as issuers sought to gauge the impact of mandated shutdowns and pandemic-related costs. Consequently, municipal bond prices fell during March, resulting in negative returns for the first quarter of 2020 before the municipal market regained a semblance of normalcy in April. Outflows slowed early in the month and temporarily turned positive as investors were encouraged by the federal stimulus programs and enticed by relative bargain prices. Municipal bonds ultimately rallied in May and returned to pre-pandemic levels as investors reengaged in the market, helping the asset class outperform Treasuries during May as the general municipal bond market posted its best monthly performance since 2009 and pushed the return for the Bloomberg Barclays 7-Year Municipal Bond Index back into positive territory for the time period.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2019 through November 30, 2020 in the State Farm Associates’ Funds Trust Annual Report.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2020. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 8 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2020. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2020. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 1.45% allocation to the JPMorgan US Government Money Market Fund Capital Shares.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Maturity and based on total investments as of May 31, 2020. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 1.22% allocation to the JPMorgan US Government Money Market Fund Capital Shares.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

			Annualized Expense
			Ratio Based	Expenses Paid
	Beginning	Ending	on the Period	During Period
	Account Value	Account Value	December 1, 2019 to	December 1, 2019 to
	December 1, 2019	May 31, 2020	May 31, 2020	May 31, 2020*
State Farm Growth Fund
Actual	$1,000.00	$955.50	0.12%	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	0.12%	$0.61
State Farm Balanced Fund
Actual	$1,000.00	$981.03	0.13%	$0.64

Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.13%	$0.66
State Farm Interim Fund
Actual	$1,000.00	$1,039.76	0.16%	$0.82
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.16%	$0.81
State Farm Municipal Bond Fund
Actual	$1,000.00	$1,037.40	0.16%	$0.81
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	0.16%	$0.81

*

Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2020

(Unaudited)

	Shares	Value
Common Stocks (99.17%)
Agriculture, Foods, & Beverage (11.35%)
Archer-Daniels-Midland Co.	3,477,500	$136,700,525
Coca-Cola Co., The	2,054,600	95,908,728
Kellogg Co.	930,000	60,738,300
McCormick & Company Inc.	428,600	75,073,576
Nestle SA ADR	1,175,800	127,021,674
PepsiCo Inc.	641,400	84,376,170

		579,818,973

Banks (2.96%)
M&T Bank Corp.	213,400	22,547,844
Northern Trust Corp.	422,700	33,397,527
U.S. Bancorp	710,821	25,276,795
Wells Fargo & Co.	2,643,100	69,962,857

		151,185,023

Building Materials & Construction (2.20%)
Vulcan Materials Co.	1,039,200	112,566,144

Chemicals (5.91%)
Air Products & Chemicals Inc.	830,000	200,569,500
Corteva Inc.	97,944	2,674,851
Croda International PLC	24,316	1,559,075
Dow Inc.	97,944	3,780,638
DuPont de Nemours Inc.	97,944	4,968,699
International Flavors & Fragrances Inc.	525,000	69,924,750
Novozymes A/S B Shares	344,484	18,797,786

		302,275,299

Computer Software & Services (8.83%)
Alphabet Inc. Class A (a)	112,635	161,464,525
Alphabet Inc. Class C (a)	5,916	8,453,491
Automatic Data Processing Inc.	109,900	16,099,251
Facebook Inc. Class A (a)	82,675	18,609,316
Microsoft Corp.	1,129,669	207,011,844
SAP SE	83,800	10,557,543
Texas Instruments Inc.	245,807	29,187,123

		451,383,093

Computers (8.01%)
Apple Inc.	1,287,217	409,257,773

Consumer & Marketing (7.17%)
AptarGroup Inc.	677,405	75,456,143
Colgate-Palmolive Co.	872,600	63,115,158
Procter & Gamble Co., The	1,765,155	204,616,768
Unilever NV New York Shares	451,152	23,243,351

		366,431,420

Electronic/Electrical Manufacturing (1.35%)
Emerson Electric Co.	729,400	44,507,988
General Electric Co.	3,744,419	24,600,833

		69,108,821

Health Care (19.80%)
Abbott Laboratories	847,500	80,444,700

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AbbVie Inc.	847,500	$78,537,824
Agilent Technologies Inc.	548,071	48,306,978
Amgen Inc.	190,085	43,662,525
Eli Lilly and Co.	997,000	152,491,150
Johnson & Johnson	2,481,600	369,138,000
Merck & Co. Inc.	296,750	23,953,660
Pfizer Inc.	2,239,031	85,508,594
Roche Holding AG Sponsored ADR	732,281	31,744,381
Zoetis Inc.	705,696	98,366,965

		1,012,154,777

Machinery & Manufacturing (10.57%)
3M Co.	564,000	88,232,160
ASML Holding NV NY Reg. Shares	364,933	120,249,073
Caterpillar Inc.	1,162,621	139,665,661
Deere & Co.	42,900	6,525,948
Donaldson Company Inc.	765,513	36,323,592
HNI Corp.	1,439,200	36,656,424
Illinois Tool Works Inc.	652,500	112,530,150

		540,183,008

Media & Broadcasting (6.26%)
Walt Disney Co., The	2,728,640	320,069,472

Mining & Metals (2.28%)
BHP Group PLC	941,859	18,398,410
Nucor Corp.	531,200	22,448,512
Rio Tinto PLC	476,280	25,377,533
Rio Tinto PLC ADR	907,200	48,916,224
South32 Ltd.	941,859	1,174,743

		116,315,422

Oil & Gas (5.32%)
Chevron Corp.	1,060,000	97,202,000
Exxon Mobil Corp.	2,615,200	118,913,144
Royal Dutch Shell PLC ADR Class A	456,900	14,597,955
Royal Dutch Shell PLC Class B	2,037,807	30,864,633
Schlumberger Ltd.	564,642	10,428,938

		272,006,670

Retailers (3.25%)
Walmart Inc.	1,339,100	166,128,746

Telecom & Telecom Equipment (2.57%)
AT&T Inc.	2,140,534	66,056,879
Corning Inc.	1,284,600	29,276,034
Verizon Communications Inc.	624,900	35,856,762

		131,189,675

Transportation (0.83%)
GATX Corp.	190,700	11,964,518
Union Pacific Corp.	172,205	29,250,741
Wabtec Corp.	20,111	1,228,179

		42,443,438

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities & Energy (0.51%)
Duke Energy Corp.	306,966	$26,285,499

Total Common Stocks
(cost $1,570,120,916)		5,068,803,253

Short-term Investments (0.40%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.12% (b)	20,309,983	20,309,983

Total Short-term Investments
(cost $20,309,983)		20,309,983

TOTAL INVESTMENTS (99.57%)
(cost $1,590,430,899)		5,089,113,236
OTHER ASSETS, NET OF LIABILITIES (0.43%)		21,780,494

NET ASSETS (100.00%)		$5,110,893,730

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of May 31, 2020.

ADR - American Depositary Receipt

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2020

(Unaudited)

	Shares	Value
Common Stocks (66.29%)
Agriculture, Foods, & Beverage (6.22%)
Archer-Daniels-Midland Co.	940,561	$36,973,453
Campbell Soup Co.	26,000	1,325,480
Coca-Cola Co., The	410,000	19,138,800
Kellogg Co.	310,000	20,246,100
Nestle SA ADR	319,174	34,480,367
PepsiCo Inc.	110,100	14,483,655

		126,647,855

Banks (2.06%)
M&T Bank Corp.	58,300	6,159,978
Northern Trust Corp.	104,700	8,272,347
U.S. Bancorp	218,145	7,757,236
Wells Fargo & Co.	747,600	19,788,972

		41,978,533

Building Materials & Construction (0.85%)
Vulcan Materials Co.	160,200	17,352,864

Chemicals (4.31%)
Air Products & Chemicals Inc.	230,000	55,579,500
Corteva Inc.	79,452	2,169,834
Dow Inc.	79,452	3,066,847
DuPont de Nemours Inc.	79,452	4,030,600
International Flavors & Fragrances Inc.	120,000	15,982,800
Novozymes A/S B Shares	124,350	6,785,525

		87,615,106

Computer Software & Services (8.12%)
Alphabet Inc. Class A (a)	36,687	52,591,548
Alphabet Inc. Class C (a)	3,559	5,085,526
Automatic Data Processing Inc.	47,400	6,943,626
Facebook Inc. Class A (a)	49,575	11,158,837
Microsoft Corp.	333,505	61,114,791
SAP SE	52,800	6,652,008
Texas Instruments Inc.	182,262	21,641,790

		165,188,126

Computers (4.97%)
Apple Inc.	318,176	101,160,877

Consumer & Marketing (4.73%)
AptarGroup Inc.	134,100	14,937,399
Colgate-Palmolive Co.	80,000	5,786,400
Procter & Gamble Co., The	477,700	55,374,984
Reckitt Benckiser Group PLC	65,387	5,835,482
Unilever NV New York Shares	276,106	14,224,981

		96,159,246

Electronic/Electrical Manufacturing (0.55%)
Emerson Electric Co.	98,600	6,016,572
General Electric Co.	796,300	5,231,691

		11,248,263

Financial Services (0.47%)
Berkshire Hathaway Inc. Class A (a)	34	9,473,760

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Berkshire Hathaway Inc. Class B (a)	533	$98,914

		9,572,674

Health Care (11.50%)
Abbott Laboratories	146,675	13,922,391
AbbVie Inc.	92,000	8,525,640
Agilent Technologies Inc.	143,787	12,673,386
Amgen Inc.	70,750	16,251,275
Eli Lilly and Co.	212,000	32,425,400
Johnson & Johnson	417,700	62,132,875
Medtronic PLC	21,600	2,129,328
Merck & Co. Inc.	103,200	8,330,304
Novo Nordisk A/S Sponsored ADR	153,404	10,115,460
Pfizer Inc.	728,140	27,807,667
Roche Holding AG Sponsored ADR	179,815	7,794,980
Zoetis Inc.	229,495	31,989,308

		234,098,014

Machinery & Manufacturing (6.34%)
3M Co.	124,600	19,492,426
ASML Holding NV NY Reg. Shares	82,440	27,164,804
Caterpillar Inc.	262,400	31,522,112
Deere & Co.	72,202	10,983,368
Donaldson Company Inc.	279,017	13,239,357
HNI Corp.	160,000	4,075,200
Illinois Tool Works Inc.	130,600	22,523,276

		129,000,543

Media & Broadcasting (6.15%)
Walt Disney Co., The	1,065,995	125,041,214

Mining & Metals (2.26%)
BHP Group PLC	169,900	3,318,851
Nucor Corp.	436,800	18,459,168
Rio Tinto PLC	153,825	8,196,227
Rio Tinto PLC ADR	293,000	15,798,560
South32 Ltd.	169,900	211,909

		45,984,715

Oil & Gas (3.21%)
Chevron Corp.	288,000	26,409,600
Enbridge Inc.	78,375	2,543,269
Exxon Mobil Corp.	512,400	23,298,828
Royal Dutch Shell PLC ADR Class A	216,400	6,913,980
Royal Dutch Shell PLC Class B	163,579	2,477,568
Schlumberger Ltd.	201,727	3,725,898

		65,369,143

Retailers (1.69%)
Walmart Inc.	276,700	34,327,402

Telecom & Telecom Equipment (1.54%)
AT&T Inc.	533,359	16,459,459
Corning Inc.	372,300	8,484,717

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.	112,490	$6,454,676

		31,398,852

Transportation (1.02%)
GATX Corp.	68,200	4,278,868
Union Pacific Corp.	95,035	16,142,645
Wabtec Corp.	4,276	261,135

		20,682,648

Utilities & Energy (0.30%)
Duke Energy Corp.	72,333	6,193,875

Total Common Stocks
(cost $454,924,747)		1,349,019,950

	Principal amount	Value
Corporate Bonds (19.22%)
Aerospace/Defense (0.81%)
Rolls-Royce PLC (b)
2.375%, 10/14/2020	$1,000,000	996,246
Lockheed Martin Corp.
3.350%, 09/15/2021	1,000,000	1,038,728
Boeing Co.
2.850%, 10/30/2024	1,000,000	972,203
General Dynamics Corp.
2.375%, 11/15/2024	500,000	530,809
Raytheon Co.
3.150%, 12/15/2024	1,000,000	1,078,793
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	1,083,524
Lockheed Martin Corp.
2.900%, 03/01/2025	1,000,000	1,094,780
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,102,838
Rolls-Royce PLC (b)
3.625%, 10/14/2025	1,000,000	955,680
Boeing Co.
2.250%, 06/15/2026	500,000	465,185
General Dynamics Corp.
2.125%, 08/15/2026	500,000	532,816
Airbus SE (b)
3.150%, 04/10/2027	1,000,000	1,008,562
United Technologies Corp.
3.125%, 05/04/2027	1,000,000	1,112,438
General Dynamics Corp.
2.625%, 11/15/2027	500,000	531,590
Northrop Grumman Corp.
3.250%, 01/15/2028	1,000,000	1,108,233
General Dynamics Corp.
3.750%, 05/15/2028	1,200,000	1,385,862
Raytheon Technologies Corp.
2.250%, 07/01/2030	1,500,000	1,537,871

		16,536,158

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (1.69%)
Coca-Cola Co., The
2.450%, 11/01/2020	$1,000,000	$1,008,858
Kellogg Co.
4.000%, 12/15/2020	324,000	329,877
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,027,077
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,030,642
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	1,032,475
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,047,512
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,374,409
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,110,890
General Mills Inc.
3.650%, 02/15/2024	1,000,000	1,094,979
PepsiCo Inc.
3.600%, 03/01/2024	1,000,000	1,104,756
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,101,916
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,129,979
Hershey Co.
3.200%, 08/21/2025	1,000,000	1,089,482
Coca-Cola Co., The
2.875%, 10/27/2025	1,000,000	1,113,071
PepsiCo Inc.
2.850%, 02/24/2026	1,000,000	1,104,224
Coca-Cola Co., The
2.550%, 06/01/2026	500,000	549,139
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,029,320
Hershey Co.
2.300%, 08/15/2026	1,000,000	1,072,020
Coca-Cola Co., The
2.250%, 09/01/2026	1,000,000	1,079,392
Danone SA (b)
2.947%, 11/02/2026	1,000,000	1,090,027
General Mills Inc.
3.200%, 02/10/2027	1,000,000	1,117,590
Coca-Cola Co., The
2.900%, 05/25/2027	500,000	552,864
Sysco Corp.
3.250%, 07/15/2027	500,000	508,164
PepsiCo Inc.
3.000%, 10/15/2027	1,500,000	1,681,596
Kellogg Co.
3.400%, 11/15/2027	1,000,000	1,093,342
JM Smucker Co.
3.375%, 12/15/2027	1,500,000	1,583,204
Campbell Soup Co.
4.150%, 03/15/2028	1,000,000	1,146,420

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
General Mills Inc.
4.200%, 04/17/2028	$1,000,000	$1,167,089
Mondelez International Inc.
4.125%, 05/07/2028	2,000,000	2,292,298
Kellogg Co.
4.300%, 05/15/2028	1,000,000	1,147,973
Coca-Cola Co., The
2.125%, 09/06/2029	1,000,000	1,051,556
Kellogg Co.
2.100%, 06/01/2030	500,000	500,174

		34,362,315

Automotive (0.61%)
American Honda Finance Corp.
2.450%, 09/24/2020	1,000,000	1,005,446
BMW US Capital LLC (b)
2.000%, 04/11/2021	1,000,000	1,004,184
Daimler Finance NA LLC (b)
2.000%, 07/06/2021	1,000,000	995,608
American Honda Finance Corp.
1.650%, 07/12/2021	500,000	503,694
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	1,061,033
BMW US Capital LLC (b)
2.800%, 04/11/2026	500,000	515,221
American Honda Finance Corp.
2.300%, 09/09/2026	1,000,000	1,022,343
BMW US Capital LLC (b)
3.300%, 04/06/2027	1,000,000	1,036,393
Toyota Motor Credit Corp.
3.050%, 01/11/2028	1,000,000	1,065,819
American Honda Finance Corp.
3.500%, 02/15/2028	1,000,000	1,069,868
Daimler Finance NA LLC (b)
3.750%, 02/22/2028	1,000,000	1,033,843
Toyota Motor Credit Corp.
3.650%, 01/08/2029	1,000,000	1,130,332
Daimler Finance NA LLC (b)
4.300%, 02/22/2029	1,000,000	1,060,932

		12,504,716

Banks (1.19%)
Toronto-Dominion Bank, The
3.000%, 06/11/2020	1,000,000	1,000,665
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,004,543
PNC Bank NA
2.450%, 11/05/2020	500,000	503,064
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,015,377
Toronto-Dominion Bank
2.125%, 04/07/2021	1,000,000	1,014,448

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
PNC Bank NA
2.150%, 04/29/2021	$1,000,000	$1,014,059
U.S. Bancorp
3.000%, 03/15/2022	1,000,000	1,042,837
3.700%, 01/30/2024	500,000	547,689
Bank of New York Mellon Corp.
3.650%, 02/04/2024	1,000,000	1,103,664
State Street Corp.
3.300%, 12/16/2024	1,000,000	1,104,575
PNC Bank NA
3.250%, 06/01/2025	500,000	549,641
State Street Corp.
3.550%, 08/18/2025	500,000	564,246
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	1,068,839
Bank of New York Mellon Corp.
2.800%, 05/04/2026	500,000	549,959
State Street Corp.
2.650%, 05/19/2026	1,000,000	1,080,307
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	1,067,995
Bank of New York Mellon Corp.
2.450%, 08/17/2026	500,000	538,560
Wells Fargo & Co.
3.000%, 10/23/2026	1,500,000	1,599,737
U.S. Bancorp
3.150%, 04/27/2027	1,000,000	1,105,924
PNC Bank NA
3.100%, 10/25/2027	1,000,000	1,100,581
Bank of New York Mellon Corp.
3.400%, 01/29/2028	2,000,000	2,278,148
U.S. Bancorp
3.900%, 04/26/2028	1,000,000	1,174,719
Wells Fargo & Co.
4.150%, 01/24/2029	1,000,000	1,138,947
Bank of America Corp. (c)
3.974%, 02/07/2030	1,000,000	1,136,298

		24,304,822

Chemicals (0.51%)
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,024,344
2.700%, 02/21/2023	1,000,000	1,044,145
3.200%, 01/30/2026	1,000,000	1,114,276
Air Liquide Finance (b)
2.500%, 09/27/2026	1,000,000	1,050,852
Ecolab Inc.
2.700%, 11/01/2026	1,000,000	1,094,475
3.250%, 12/01/2027	1,500,000	1,678,518
PPG Industries Inc.
3.750%, 03/15/2028	2,000,000	2,324,304

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co.
2.300%, 07/15/2030	$1,000,000	$1,035,873

		10,366,787

Commercial Service/Supply (0.10%)
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,079,122

Computer Software & Services (0.85%)
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	501,966
Microsoft Corp. 2.125%,
11/15/2022	2,000,000	2,094,980
Intel Corp.
2.700%, 12/15/2022	1,000,000	1,055,561
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	3,171,696
Alphabet Inc.
3.375%, 02/25/2024	1,000,000	1,111,812
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,137,546
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,125,154
Intel Corp.
2.600%, 05/19/2026	1,000,000	1,092,733
Oracle Corp.
2.650%, 07/15/2026	1,000,000	1,083,363
Microsoft Corp.
2.400%, 08/08/2026	500,000	549,309
Alphabet Inc.
1.998%, 08/15/2026	1,000,000	1,081,738
Microsoft Corp.
3.300%, 02/06/2027	500,000	574,250
QUALCOMM Inc.
3.250%, 05/20/2027	1,000,000	1,113,324
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	564,925
Oracle Corp.
3.250%, 11/15/2027	1,000,000	1,118,387

		17,376,744

Consumer & Marketing (0.90%)
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,026,670
Estee Lauder Companies Inc., The
1.700%, 05/10/2021	500,000	505,318
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,039,169
Colgate-Palmolive Co.
2.300%, 05/03/2022	1,000,000	1,036,477
2.100%, 05/01/2023	2,000,000	2,095,038
NIKE Inc.
2.250%, 05/01/2023	500,000	527,919
Reckitt Benckiser Treasury Services PLC (b)
2.750%, 06/26/2024	1,000,000	1,056,012

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Unilever Capital Corp.
3.100%, 07/30/2025	$1,000,000	$1,114,111
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,098,988
Procter & Gamble Co., The
2.700%, 02/02/2026	500,000	554,065
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,077,722
Unilever Capital Corp.
2.000%, 07/28/2026	500,000	531,168
NIKE Inc.
2.375%, 11/01/2026	1,000,000	1,092,629
Unilever Capital Corp.
2.900%, 05/05/2027	500,000	548,305
Reckitt Benckiser Treasury Services PLC (b)
3.000%, 06/26/2027	1,000,000	1,076,783
Clorox Co.
3.100%, 10/01/2027	500,000	560,919
Unilever Capital Corp.
3.500%, 03/22/2028	1,000,000	1,145,894
Clorox Co.
3.900%, 05/15/2028	1,000,000	1,134,298
Estee Lauder Companies Inc., The
2.375%, 12/01/2029	1,000,000	1,060,104

		18,281,589

Consumer Discretionary (0.03%)
RELX Capital Inc.
3.000%, 05/22/2030	500,000	525,109

Electronic/Electrical Manufacturing (0.58%)
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,025,727
Siemens Financieringsmaatschappij NV (b)
2.900%, 05/27/2022	500,000	522,490
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	1,042,274
General Electric Co.
3.375%, 03/11/2024	1,000,000	1,029,148
Siemens Financieringsmaatschappij NV (b)
3.250%, 05/27/2025	1,000,000	1,104,292
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,097,501
Siemens Financieringsmaatschappij NV (b)
2.350%, 10/15/2026	1,000,000	1,060,422
Honeywell International Inc.
2.500%, 11/01/2026	2,000,000	2,186,546
ABB Finance (USA) Inc.
3.800%, 04/03/2028	1,000,000	1,151,651
Rockwell Automation Inc.
3.500%, 03/01/2029	1,000,000	1,111,941

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Honeywell International Inc.
1.950%, 06/01/2030	$500,000	$513,373

		11,845,365

Financial Services (0.45%)
Mastercard Inc.
2.000%, 11/21/2021	500,000	511,531
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,062,935
General Electric Capital Corp.
3.150%, 09/07/2022	287,000	294,171
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,055,916
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,058,957
3.625%, 05/13/2024	500,000	550,733
3.125%, 01/23/2025	1,000,000	1,078,881
GE Capital International Funding Co.
3.373%, 11/15/2025	747,000	758,999
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,123,542
JPMorgan Chase & Co.
3.300%, 04/01/2026	1,000,000	1,093,722
Mastercard Inc.
2.950%, 11/21/2026	500,000	552,851

		9,142,238

Health Care (2.19%)
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,030,351
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,037,266
EMD Finance LLC (b)
2.950%, 03/19/2022	1,000,000	1,030,941
Bayer US Finance II LLC (b)
2.200%, 07/15/2022	1,300,000	1,310,813
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,530,980
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	1,041,400
Novartis Capital Corp.
2.400%, 09/21/2022	1,000,000	1,043,801
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,061,577
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	2,137,862
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,652,873
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,115,317
Stryker Corp.
3.375%, 05/15/2024	1,000,000	1,091,307
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,086,830
Bayer U.S. Finance LLC (b)
3.375%, 10/08/2024	1,000,000	1,070,067

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Abbott Laboratories
2.950%, 03/15/2025	$1,000,000	$1,102,235
EMD Finance LLC (b)
3.250%, 03/19/2025	1,000,000	1,072,863
Bayer US Finance II LLC (b)
2.850%, 04/15/2025	1,000,000	1,037,083
Eli Lilly and Co.
2.750%, 06/01/2025	472,000	508,003
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	1,117,613
Novartis Capital Corp.
3.000%, 11/20/2025	1,000,000	1,112,633
Johnson & Johnson
2.450%, 03/01/2026	500,000	546,900
Stryker Corp.
3.500%, 03/15/2026	1,000,000	1,124,914
Roche Holdings Inc. (b)
2.625%, 05/15/2026	500,000	549,413
Amgen Inc.
2.600%, 08/19/2026	1,000,000	1,064,869
Roche Holdings Inc. (b)
2.375%, 01/28/2027	1,000,000	1,064,006
Eli Lilly and Co.
3.100%, 05/15/2027	500,000	550,453
AstraZeneca PLC
3.125%, 06/12/2027	1,000,000	1,092,438
Amgen Inc.
3.200%, 11/02/2027	1,000,000	1,103,562
Johnson & Johnson
2.900%, 01/15/2028	2,000,000	2,248,892
Stryker Corp.
3.650%, 03/07/2028	1,000,000	1,131,926
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	2,000,000	2,348,380
Sanofi
3.625%, 06/19/2028	1,500,000	1,775,391
Merck & Co. Inc.
3.400%, 03/07/2029	1,000,000	1,148,462
Eli Lilly and Co.
3.375%, 03/15/2029	1,000,000	1,150,869
Pfizer Inc.
3.450%, 03/15/2029	1,000,000	1,161,047
Bristol-Myers Squibb Co. (b)
3.400%, 07/26/2029	2,000,000	2,293,520
Thermo Fisher Scientific Inc.
2.600%, 10/01/2029	1,000,000	1,076,624

		44,623,481

Machinery & Manufacturing (0.74%)
Caterpillar Inc.
3.900%, 05/27/2021	500,000	516,984
John Deere Capital Corp.
2.750%, 03/15/2022	500,000	518,370
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,037,150

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Covidien International
3.200%, 06/15/2022	$1,000,000	$1,048,466
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	1,045,937
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,097,802
John Deere Capital Corp.
3.350%, 06/12/2024	1,500,000	1,641,680
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	1,000,000	1,104,793
3M Co.
3.000%, 08/07/2025	1,000,000	1,100,493
Dover Corp.
3.150%, 11/15/2025	1,000,000	1,060,897
3M Co.
2.250%, 09/19/2026	500,000	534,311
Eaton Corp.
3.103%, 09/15/2027	1,000,000	1,067,493
John Deere Capital Corp.
3.050%, 01/06/2028	1,000,000	1,101,002
3M Co.
3.375%, 03/01/2029	1,000,000	1,133,186
Caterpillar Inc.
2.600%, 09/19/2029	1,000,000	1,078,210

		15,086,774

Media & Broadcasting (0.27%)
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,057,261
3.600%, 03/01/2024	1,000,000	1,106,176
2.350%, 01/15/2027	1,000,000	1,057,449
RELX Capital Inc.
4.000%, 03/18/2029	1,000,000	1,118,940
S&P Global Inc.
2.500%, 12/01/2029	1,000,000	1,073,199

		5,413,025

Mining & Metals (0.15%)
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,042,253
Alcoa Inc.
5.870%, 02/23/2022	756,000	786,267
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	1,143,046

		2,971,566

Oil & Gas (1.11%)
Total Capital International SA
2.750%, 06/19/2021	1,000,000	1,020,979
TransCanada PipeLines Ltd.
2.500%, 08/01/2022	2,000,000	2,043,650
Shell International Finance
2.375%, 08/21/2022	1,000,000	1,037,639
Total Capital International SA
2.700%, 01/25/2023	1,000,000	1,050,092

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Occidental Petroleum Corp.
2.700%, 02/15/2023	$2,000,000	$1,715,600
Chevron Corp.
3.191%, 06/24/2023	1,000,000	1,074,908
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	529,447
Schlumberger Investment
3.650%, 12/01/2023	1,000,000	1,058,500
Exxon Mobil Corp.
3.176%, 03/15/2024	2,000,000	2,177,490
2.709%, 03/06/2025	1,000,000	1,081,416
Shell International Finance
3.250%, 05/11/2025	1,000,000	1,105,307
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	389,688
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,123,231
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	1,159,546
Shell International Finance
2.875%, 05/10/2026	1,000,000	1,090,548
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/2027	1,000,000	1,038,595
Sabal Trail Transmission LLC (b)
4.246%, 05/01/2028	1,000,000	1,080,004
TransCanada PipeLines Ltd.
4.250%, 05/15/2028	1,000,000	1,135,061
Total Capital International SA
3.455%, 02/19/2029	1,000,000	1,114,447
Equinor ASA
2.375%, 05/22/2030	500,000	515,863

		22,542,011

Retailers (1.01%)
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,061,290
TJX Companies Inc., The
2.750%, 06/15/2021	1,000,000	1,018,274
Home Depot Inc.
2.625%, 06/01/2022	500,000	521,666
CVS Health Corp.
3.500%, 07/20/2022	1,000,000	1,053,912
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	1,053,568
CVS Caremark Corp.
4.000%, 12/05/2023	1,000,000	1,090,195
Wal-Mart Stores Inc.
3.300%, 04/22/2024	500,000	546,191
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	1,083,449
McDonald’s Corp.
3.250%, 06/10/2024	1,000,000	1,103,234
Target Corp.
3.500%, 07/01/2024	1,000,000	1,113,754

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc.
3.350%, 09/15/2025	$1,000,000	$1,121,250
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,105,108
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,116,678
Lowe’s Companies Inc.
2.500%, 04/15/2026	1,000,000	1,064,583
Target Corp.
2.500%, 04/15/2026	1,000,000	1,091,546
TJX Companies Inc., The
2.250%, 09/15/2026	1,000,000	1,056,711
Costco Wholesale Corp.
3.000%, 05/18/2027	1,000,000	1,145,367
Amazon.com Inc.
3.150%, 08/22/2027	1,000,000	1,134,933
McDonald’s Corp.
3.800%, 04/01/2028	1,000,000	1,149,462

		20,631,171

Telecom & Telecom Equipment (0.57%)
AT&T Inc.
3.000%, 02/15/2022	2,000,000	2,073,086
Verizon Communications Inc.
2.450%, 11/01/2022	1,000,000	1,045,124
Cisco Systems Inc.
3.625%, 03/04/2024	1,000,000	1,117,027
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,113,895
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	571,095
2.950%, 02/28/2026	500,000	560,507
Verizon Communications Inc.
2.625%, 08/15/2026	1,000,000	1,076,100
Vodafone Group PLC
4.375%, 05/30/2028	1,000,000	1,169,422
Verizon Communications Inc.
4.329%, 09/21/2028	1,012,000	1,207,145
3.875%, 02/08/2029	1,000,000	1,161,318
AT&T Inc.
4.350%, 03/01/2029	500,000	567,526

		11,662,245

Transportation (0.86%)
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	524,255
United Parcel Service Inc.
2.450%, 10/01/2022	1,000,000	1,042,771
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,584,522
Union Pacific Corp.
2.750%, 04/15/2023	500,000	525,673
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,091,748
Burlington Northern Santa Fe
3.750%, 04/01/2024	1,000,000	1,104,387

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
Union Pacific Corp.
3.250%, 08/15/2025	$500,000	$549,404
Canadian National Railway Co.
2.750%, 03/01/2026	2,000,000	2,161,202
Union Pacific Corp.
2.750%, 03/01/2026	1,000,000	1,078,776
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	547,621
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	545,459
Union Pacific Corp.
3.000%, 04/15/2027	1,000,000	1,094,027
Norfolk Southern Corp.
3.150%, 06/01/2027	500,000	543,599
United Parcel Service Inc.
3.050%, 11/15/2027	2,000,000	2,242,276
Union Pacific Corp.
3.950%, 09/10/2028	1,000,000	1,160,774
3.700%, 03/01/2029	500,000	571,227
United Parcel Service Inc.
2.500%, 09/01/2029	1,000,000	1,078,370

		17,446,091

Utilities & Energy (4.60%)
Kentucky Utilities Co.
3.250%, 11/01/2020	500,000	501,811
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,043,766
San Diego Gas & Electric Co.
3.000%, 08/15/2021	500,000	511,547
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,010,152
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,039,360
Consumers Energy Co.
2.850%, 05/15/2022	1,000,000	1,038,808
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	1,034,226
Detroit Edison Co.
2.650%, 06/15/2022	500,000	516,538
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	1,027,803
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	1,035,950
Northern States Power Co.
2.150%, 08/15/2022	500,000	515,027
Pacific Gas & Electric (d)
2.450%, 08/15/2022	1,000,000	1,040,000
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	1,033,939
PPL Electric Utilities
2.500%, 09/01/2022	1,000,000	1,026,569
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	1,026,030
Tampa Electric Co.
2.600%, 09/15/2022	500,000	514,939

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
NSTAR Electric Co.
2.375%, 10/15/2022	$500,000	$517,511
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,035,536
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	1,049,092
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	2,083,590
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,114,782
Pacificorp
2.950%, 06/01/2023	1,000,000	1,060,878
Pacific Gas & Electric (d)
3.250%, 06/15/2023	1,000,000	1,025,000
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,077,417
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,063,234
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,000,000	1,086,303
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,138,236
Public Service Company of New Hampshire
3.500%, 11/01/2023	500,000	538,696
Delmarva Power & Light Co.
3.500%, 11/15/2023	1,000,000	1,081,750
Alabama Power Co.
3.550%, 12/01/2023	1,000,000	1,091,656
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,072,134
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,169,120
Potomac Electric Power Co.
3.600%, 03/15/2024	1,000,000	1,084,294
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	1,092,147
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	1,083,312
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	1,094,875
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	1,069,883
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	545,780
Public Service Company of Colorado
2.900%, 05/15/2025	1,000,000	1,073,626
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	1,074,964
Pacific Gas & Electric (d)
3.500%, 06/15/2025	1,000,000	1,047,500
Southern California Gas Co.
3.200%, 06/15/2025	500,000	543,207
Duke Energy Progress LLC
3.250%, 08/15/2025	1,000,000	1,111,915

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Interstate Power & Light Co.
3.400%, 08/15/2025	$1,000,000	$1,078,255
Kentucky Utilities Co.
3.300%, 10/01/2025	500,000	538,255
Louisville Gas & Electric Co.
3.300%, 10/01/2025	1,000,000	1,089,782
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	1,098,811
NSTAR Electric Co.
3.250%, 11/15/2025	1,000,000	1,087,599
Florida Power & Light Co.
3.125%, 12/01/2025	1,000,000	1,110,771
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,105,644
Brooklyn Union Gas Co., The (b)
3.407%, 03/10/2026	1,000,000	1,093,811
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,079,069
San Diego Gas & Electric Co.
2.500%, 05/15/2026	1,000,000	1,056,712
NSTAR Electric Co.
2.700%, 06/01/2026	1,000,000	1,057,493
Commonwealth Edison Co.
2.550%, 06/15/2026	1,000,000	1,074,262
Southern California Gas Co.
2.600%, 06/15/2026	1,000,000	1,072,238
Westar Energy Inc.
2.550%, 07/01/2026	1,000,000	1,060,712
KeySpan Gas East Corp. (b)
2.742%, 08/15/2026	1,000,000	1,059,334
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	517,270
Public Service Electric and Gas Co.
2.250%, 09/15/2026	1,000,000	1,056,826
AEP Transmission Company LLC
3.100%, 12/01/2026	500,000	542,698
Consolidated Edison Co. of New York
2.900%, 12/01/2026	500,000	529,644
Duke Energy Carolinas
2.950%, 12/01/2026	1,000,000	1,106,314
Westar Energy Inc.
3.100%, 04/01/2027	1,000,000	1,060,315
NSTAR Electric Co.
3.200%, 05/15/2027	1,000,000	1,109,396
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	545,006
Appalachian Power Co.
3.300%, 06/01/2027	1,000,000	1,067,797
Rochester Gas & Electric Corp. (b)
3.100%, 06/01/2027	1,000,000	1,067,343
Atmos Energy Corp.
3.000%, 06/15/2027	1,000,000	1,081,176
Union Electric Co.
2.950%, 06/15/2027	1,000,000	1,081,327

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Boston Gas Co. (b)
3.150%, 08/01/2027	$500,000	$534,720
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	542,623
Wisconsin Power & Light
3.050%, 10/15/2027	1,000,000	1,085,188
Consolidated Edison Co. of New York
3.125%, 11/15/2027	1,000,000	1,082,841
Pacific Gas & Electric (d)
3.300%, 12/01/2027	1,000,000	1,032,500
Southern California Edison Co.
3.650%, 03/01/2028	1,000,000	1,104,603
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	1,106,065
Virginia Electric & Power Co.
3.800%, 04/01/2028	1,000,000	1,145,147
Public Service Electric and Gas Co.
3.700%, 05/01/2028	1,000,000	1,138,386
Ameren Illinois Co.
3.800%, 05/15/2028	1,000,000	1,157,665
Consolidated Edison Co. of New York
3.800%, 05/15/2028	1,000,000	1,123,634
Indiana Michigan Power Co.
3.850%, 05/15/2028	1,000,000	1,108,000
AEP Texas Central Co.
3.950%, 06/01/2028	1,000,000	1,129,699
Duke Energy Ohio Inc.
3.650%, 02/01/2029	1,000,000	1,143,905
Brooklyn Union Gas Co., The (b)
3.865%, 03/04/2029	1,000,000	1,122,956
Union Electric Co.
3.500%, 03/15/2029	1,000,000	1,136,162
MidAmerican Energy Co.
3.650%, 04/15/2029	2,000,000	2,372,162
Atmos Energy Corp.
2.625%, 09/15/2029	1,000,000	1,067,024
Evergy Metro Inc.
2.250%, 06/01/2030	500,000	513,790
Interstate Power & Light Co.
2.300%, 06/01/2030	500,000	505,036

		93,522,869

Total Corporate Bonds
(cost $362,405,032)		391,224,198

Foreign Government Bonds (0.11%)
Province of Quebec
2.500%, 04/20/2026	1,000,000	1,091,960
Province of Ontario
2.500%, 04/27/2026	1,000,000	1,089,960

Total Foreign Government Bonds
(cost $1,995,856)		2,181,920

Government Agency Securities (e) (4.24%)
Agency Commercial Mortgage-Backed Securities (4.14%)
Federal Home Loan Mortgage Corp.

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series K018, Class A2
2.789%, 01/25/2022	$9,647,469	$9,898,776
Series K029, Class A1
2.839%, 10/25/2022	2,552,858	2,600,844
Series KSMC, Class A2
2.615%, 01/25/2023	2,000,000	2,090,180
Series K722, Class A2
2.406%, 03/25/2023	1,000,000	1,036,242
Series K723, Class A2
2.454%, 08/25/2023	2,000,000	2,090,070
Series K724, Class A2
3.062%, 11/25/2023	500,000	532,359
Series K725, Class A2
3.002%, 01/25/2024	3,000,000	3,205,824
Series K726, Class A2
2.905%, 04/25/2024	1,459,509	1,548,870
Series K044, Class A2
2.811%, 01/25/2025	2,000,000	2,172,218
Series K049, Class A2
3.010%, 07/25/2025	2,000,000	2,201,314
Series K054, Class A2
2.745%, 01/25/2026	500,000	546,301
Series K055, Class A2
2.673%, 03/25/2026	2,000,000	2,182,314
Series K056, Class A2
2.525%, 05/25/2026	2,000,000	2,166,404
Series K057, Class A2
2.570%, 07/25/2026	2,000,000	2,173,875
Series K058, Class A2
2.653%, 08/25/2026	1,500,000	1,640,516
Series K059, Class A2
3.120%, 09/25/2026	1,500,000	1,678,917
Series K063, Class A2
3.430%, 01/25/2027	2,000,000	2,279,978
Series K064, Class A2
3.224%, 03/25/2027	2,500,000	2,821,685
Series K065, Class A2
3.243%, 04/25/2027	2,000,000	2,263,092
Series K072, Class A2
3.444%, 12/25/2027	1,500,000	1,728,530
Series K074, Class A2
3.600%, 01/25/2028	2,000,000	2,328,042
Series K073, Class A2
3.350%, 01/25/2028	1,000,000	1,145,845
Series K075, Class A2
3.650%, 02/25/2028	1,500,000	1,752,120
Series K076, Class A2
3.900%, 04/25/2028	2,000,000	2,366,568
Federal National Mortgage Association
Series 2012-M5, Class A2
2.715%, 02/25/2022	2,050,822	2,099,933
Series 2016-M12, Class AV2
2.308%, 10/25/2023	997,869	1,027,154
Series 2015-M11, Class A2
2.822%, 04/25/2025	2,000,000	2,139,386
Series 2015-M17, Class A2
2.931%, 11/25/2025	975,368	1,045,208

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series 2016-M6, Class A2
2.488%, 05/25/2026	$1,000,000	$1,068,534
Series 2016-M9, Class A2
2.292%, 06/25/2026	1,000,000	1,050,921
Series 2016-M11, Class A2
2.369%, 07/25/2026	2,000,000	2,142,316
Series 2016-M12, Class A2
2.443%, 09/25/2026	2,000,000	2,109,828
Series 2016-M7, Class A2
2.499%, 09/25/2026	1,000,000	1,048,571
Series 2017-M4, Class A2
2.584%, 12/25/2026	2,500,000	2,715,408
Series 2017-M7, Class A2
2.961%, 02/25/2027	2,000,000	2,205,274
Series 2017-M2, Class A2
2.801%, 02/25/2027	1,000,000	1,090,958
Series 2017-M8, Class A2
3.061%, 05/25/2027	2,000,000	2,201,636
Series 2018-M1, Class A2
2.985%, 12/25/2027	2,000,000	2,213,684
Series 2018-M2, Class A2
2.902%, 01/25/2028	2,000,000	2,212,946
Series 2018-M4, Class A2
3.045%, 03/25/2028	1,500,000	1,687,211
Series 2018-M7, Class A2
3.052%, 03/25/2028	1,500,000	1,660,164

		84,170,016

Agency Notes & Bonds (0.10%)
Tennessee Valley Authority
3.875%, 02/15/2021	2,000,000	2,056,188

		2,056,188

Total Government Agency Securities
(cost $80,225,149)		86,226,204

U.S. Treasury Obligations (8.84%)
U.S. Treasury Notes
1.375%, 10/31/2020	5,000,000	5,024,415
3.625%, 02/15/2021	10,000,000	10,241,800
2.000%, 02/28/2021	5,000,000	5,067,190
2.000%, 11/15/2021	25,000,000	25,661,125
2.500%, 08/15/2023	10,000,000	10,732,810
2.750%, 11/15/2023	10,000,000	10,873,050
2.500%, 05/15/2024	5,000,000	5,442,775
2.000%, 06/30/2024	5,000,000	5,354,490
2.000%, 02/15/2025	15,000,000	16,189,455
2.750%, 02/15/2028	10,000,000	11,680,860

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
2.375%, 05/15/2029	$28,000,000	$32,335,632
1.625%, 08/15/2029	18,000,000	19,645,308
1.500%, 02/15/2030	20,000,000	21,630,460

Total U.S. Treasury Obligations
(cost $166,897,860)		179,879,370

	Shares	Value
Short-term Investments (0.87%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.12% (f)	17,807,760	17,807,760

Total Short-term Investments
(cost $17,807,760)		17,807,760

TOTAL INVESTMENTS (99.57%)
(cost $1,084,256,404)		2,026,339,402
OTHER ASSETS, NET OF LIABILITIES (0.43%)		8,653,359

NET ASSETS (100.00%)		$2,034,992,761

(a)	Non-income producing security.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the value of these securities amounted to $30,954,421 or 1.52% of net assets.

(c)	Rate is fixed from February 7, 2019 to, but excluding, February 7, 2029 and floating from February 7, 2029 to, but excluding, the maturity date.

(d)	Pacific Gas & Electric filed for Chapter 11 bankruptcy protection on January 29, 2019, and as of May 31, 2020 is in default.

(e)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(f)	Rate shown is the 7-day yield as of May 31, 2020.

ADR - American Depositary Receipt

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2020

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (99.65%)
U.S. Treasury Notes
1.500%, 05/31/2020	$7,000,000	$7,000,000
1.375%, 05/31/2020	5,000,000	5,000,000
1.875%, 06/30/2020	10,000,000	10,014,050
1.500%, 07/15/2020	2,000,000	2,003,334
1.625%, 07/31/2020	5,000,000	5,012,395
2.625%, 07/31/2020	2,000,000	2,008,254
2.625%, 08/31/2020	5,000,000	5,030,830
1.375%, 08/31/2020	5,000,000	5,015,385
2.875%, 10/31/2020	2,500,000	2,527,638
1.375%, 10/31/2020	2,000,000	2,009,766
2.625%, 11/15/2020	3,000,000	3,033,165
2.125%, 01/31/2021	10,000,000	10,128,130
2.500%, 02/28/2021	5,000,000	5,086,135
1.375%, 04/30/2021	10,000,000	10,107,030
2.000%, 05/31/2021	10,000,000	10,179,300
1.125%, 07/31/2021	5,000,000	5,053,905
2.000%, 08/31/2021	5,000,000	5,112,695
2.750%, 09/15/2021	2,500,000	2,582,423
2.000%, 10/31/2021	7,500,000	7,693,065
1.875%, 11/30/2021	10,000,000	10,255,080
1.500%, 01/31/2022	10,000,000	10,219,530
1.750%, 02/28/2022	10,000,000	10,274,610
1.750%, 03/31/2022	10,000,000	10,287,890
1.750%, 04/30/2022	5,000,000	5,151,565
1.750%, 05/15/2022	10,000,000	10,307,810
1.625%, 08/15/2022	8,500,000	8,771,932
1.750%, 09/30/2022	5,000,000	5,183,010
2.000%, 10/31/2022	2,000,000	2,087,890
1.875%, 10/31/2022	2,000,000	2,081,876
2.000%, 11/30/2022	2,500,000	2,613,183
2.000%, 02/15/2023	5,000,000	5,244,335
2.500%, 03/31/2023	3,000,000	3,195,702
1.500%, 03/31/2023	2,000,000	2,074,454
1.625%, 04/30/2023	5,000,000	5,208,205
1.625%, 05/31/2023	10,000,000	10,426,560
1.375%, 06/30/2023	7,000,000	7,253,204
1.250%, 07/31/2023	5,000,000	5,165,430
2.500%, 08/15/2023	5,000,000	5,366,405
1.375%, 08/31/2023	2,000,000	2,075,704
1.375%, 09/30/2023	5,000,000	5,193,552
1.625%, 10/31/2023	5,000,000	5,240,625
2.875%, 10/31/2023	2,000,000	2,181,172
2.125%, 11/30/2023	11,000,000	11,730,466
2.250%, 01/31/2024	5,000,000	5,369,335
2.750%, 02/15/2024	5,000,000	5,464,065
2.125%, 02/29/2024	5,000,000	5,352,345
2.125%, 03/31/2024	3,000,000	3,215,859
2.000%, 04/30/2024	5,000,000	5,342,190
2.500%, 05/15/2024	6,500,000	7,075,608
2.000%, 06/30/2024	2,500,000	2,677,245
1.750%, 07/31/2024	3,000,000	3,185,157
2.375%, 08/15/2024	7,000,000	7,617,694

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (cont.)
1.500%, 09/30/2024	$2,000,000	$2,105,782
2.250%, 10/31/2024	2,500,000	2,716,015
1.500%, 10/31/2024	2,000,000	2,107,344
2.250%, 11/15/2024	8,000,000	8,696,872
2.125%, 11/30/2024	1,000,000	1,082,383
2.250%, 12/31/2024	8,000,000	8,712,184
1.750%, 12/31/2024	2,000,000	2,133,046
1.375%, 01/31/2025	6,000,000	6,300,468
2.000%, 02/15/2025	8,000,000	8,634,376
2.125%, 05/15/2025	9,000,000	9,796,293
2.750%, 06/30/2025	3,000,000	3,364,923
2.000%, 08/15/2025	20,500,000	22,248,917
2.250%, 11/15/2025	13,500,000	14,868,981
2.625%, 12/31/2025	8,000,000	8,991,560
2.625%, 01/31/2026	3,000,000	3,375,939
1.625%, 02/15/2026	6,000,000	6,416,718
1.625%, 05/15/2026	6,500,000	6,961,097
1.875%, 06/30/2026	5,000,000	5,434,960
1.875%, 07/31/2026	5,000,000	5,438,085
1.375%, 08/31/2026	5,000,000	5,287,110

Total U.S. Treasury Obligations
(cost $416,990,864)		432,160,241

	Shares	Value
Short-term Investments (1.45%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.12% (a)	6,285,087	6,285,087

Total Short-term Investments
(cost $6,285,087)		6,285,087

TOTAL INVESTMENTS (101.10%)
(cost $423,275,951)		438,445,328
LIABILITIES, NET OF OTHER ASSETS (-1.10%)		(4,762,925)

NET ASSETS (100.00%)		$433,682,403

(a)	Rate shown is the 7-day yield as of May 31, 2020.

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (98.20%)
Alabama (1.54%)
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.000%	06/01/2024	A+	$585,000	$629,823
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.250%	06/01/2025	A+	600,000	646,362
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.500%	06/01/2026	A+	620,000	676,029
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	3.750%	06/01/2027	A+	645,000	705,849
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.000%	05/01/2028	A2	980,000	1,090,426
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2028	A+	665,000	743,650
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2015	4.000%	12/01/2028	Aa2	2,165,000	2,482,779
City of Athens, Alabama, Water and Sewer Revenue Warrants, Series 2017	3.125%	05/01/2029	A2	1,010,000	1,112,252
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	08/15/2029	A1	1,620,000	1,674,351
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2035	Aa2	215,000	255,581
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2036	Aa2	310,000	366,625
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2037	Aa2	270,000	317,912
The Water and Wastewater Board of the City of Madison, Water and Sewer Revenue Bonds, Series 2020	4.000%	12/01/2038	Aa2	265,000	311,004

					11,012,643

Alaska (1.61%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	1,960,435
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.250%	09/01/2028	AAA	1,095,000	1,244,238
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.250%	09/01/2028	AAA	1,050,000	1,193,105
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2029	AAA	1,390,000	1,584,350
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2029	AAA	1,090,000	1,242,404
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	3.500%	09/01/2030	AAA	1,440,000	1,623,859
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	3.500%	09/01/2030	AAA	1,125,000	1,268,640
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2031	AA+	1,225,000	1,393,781

					11,510,812

Arizona (2.73%)
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	A1	1,965,000	1,972,290
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa1	1,000,000	1,030,320
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa1	570,000	603,146
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	AA	500,000	548,840
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	AA	495,000	522,829
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	A1	1,000,000	1,097,680
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,050,630
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa1	1,255,000	1,360,395
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	AA	1,060,000	1,164,007
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,778,196
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,249,894

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2026	A+	$555,000	$631,596
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2026	AA-	545,000	630,020
Kyrene Elementary School District No. 28 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series C (2015)	4.000%	07/01/2026	AA	765,000	888,892
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,000,000	2,137,120
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series D (2013)	5.000%	07/01/2027	A+	400,000	453,756
Cave Creek Unified School District No. 93 of Maricopa County, Arizona, School Improvement Bonds, Project of 2014, Series A (2015)	4.000%	07/01/2027	AA-	1,100,000	1,261,062
Tempe Union High School District No. 213 of Maricopa County, Arizona, Refunding Bonds, Series 2016	3.000%	07/01/2028	AA	1,000,000	1,115,690

					19,496,363

Arkansas (3.22%)
State of Arkansas, General Obligation Four-Lane Highway Construction and Improvement Bonds, Series 2013	3.500%	06/15/2023	AA	6,000,000	6,192,900
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2024	Aa2	2,315,000	2,555,922
City of Little Rock, Arkansas, Library Construction and Refunding Bonds, Series 2015	2.750%	03/01/2025	AA	185,000	187,544
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015 (c)	4.000%	06/01/2027	AA	3,000,000	3,380,790
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2028	Aa2	365,000	428,112
Rogers School District No. 30 of Benton County, Arkansas, Refunding Bonds	3.125%	02/01/2030	NR	2,880,000	2,988,691
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2014A	5.000%	11/01/2030	Aa2	785,000	913,756
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2033	Aa2	5,115,000	5,372,489
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2033	NR	660,000	691,515
City of Heber Springs, Arkansas, Water and Sewer Revenue Ronds, Series 2019	3.000%	11/01/2035	NR	300,000	312,078

					23,023,797

California (4.64%)
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2025	Aa3	225,000	265,613
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C (Prerefunded to 08-01-2021 @ 100) (b)	4.250%	08/01/2026	Aaa	1,275,000	1,336,073
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2027	Aa3	1,080,000	1,271,507
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	3.500%	08/01/2027	A+	1,000,000	1,133,130
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	Aa3	750,000	842,393
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2028	AA-	1,565,000	1,764,929
Campbell Union High School District, (Santa Clara County, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa1	1,965,000	2,184,353
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	3.500%	08/01/2029	Aa2	1,190,000	1,360,908
Santee School District, (County of San Diego, California), General Obligation Refunding Bonds, Series 2015	3.500%	08/01/2029	AA-	1,725,000	1,935,502
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), 2016 General Obligation Refunding Bonds	3.250%	08/01/2029	Aa2	2,835,000	3,205,421
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2030	Aa2	540,000	634,003
Marin Community College District, (Marin County, California), Election of 2016 General Obligation Bonds, Series A, (Federally Tax-Exempt)	4.000%	08/01/2030	Aaa	1,095,000	1,294,224

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	4.000%	08/01/2030	Aa2	$1,600,000	$1,885,856
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	3,000,000	3,305,280
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2031	Aa2	400,000	466,732
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2031	Aa2	750,000	835,035
City of La Mesa, General Obligation Refunding Bonds, Series 2016 (Fire, Police and Emergency Services Measure)	4.000%	08/01/2032	Aa2	500,000	578,520
Redondo Beach Unified School District, (Los Angeles County, California), 2017 General Obligation Refunding Bonds, (Election of 2008, Series D), (2020 Crossover)	3.000%	08/01/2032	Aa2	750,000	828,983
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2032	AA	510,000	605,161
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	4.000%	08/01/2033	A+	385,000	445,953
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2002-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	550,000	646,030
Tustin Unified School District - 2017 General Obligation Refunding Bonds of School Facilities Improvement District No. 2008-1 of the Tustin Unified School District, (2020 Crossover), (Orange County, California)	4.000%	08/01/2033	AA	600,000	704,760
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2034	A+	2,000,000	2,100,100
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	AA	200,000	240,020
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2035	A+	1,150,000	1,202,946
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	AA	355,000	425,638
Antioch Unified School District, (Contra Costa County, California), School Facilities Improvement District No. 1, General Obligation Bonds, Election of 2008, Series E (2020)	3.000%	08/01/2036	A+	600,000	624,528
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	AA	400,000	479,148
Kentfield School District, (Marin County, California), General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	AA	500,000	598,375

					33,201,121

Colorado (2.72%)
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	Aa2	900,000	966,510
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	Aa1	3,300,000	3,524,565
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	4.000%	12/15/2025	Aa2	1,000,000	1,152,870
Roaring Fork School District No. RE-1, In Garfield, Pitkin and Eagle Counties, Colorado, General Obligation Refunding Bonds, Series 2016B	2.500%	12/15/2027	NR	3,000,000	3,251,910
Eagle River Water and Sanitation District, (In Eagle County, Colorado), General Obligation Bonds, Series 2016	4.000%	12/01/2030	AA-	465,000	540,995
Gunnison Watershed School District RE-1J, (Gunnison and Saguache Counties, Colorado), General Obligation Refunding Bonds, Series 2014	4.000%	12/01/2031	Aa2	1,000,000	1,119,430
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2034	A+	1,805,000	2,175,350
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2034	AA-	2,500,000	3,118,200

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2035	A+	$980,000	$1,175,196
Town of Estes Park, Colorado, Refunding and Improvement Power and Communications Revenue Bonds, Series 2019A	4.000%	11/01/2036	A+	1,000,000	1,193,910
City of Westminister, Colorado, Water and Wastewater Utility Enterprise, Water and Wastewater Revenue Bonds, Series 2019	4.000%	12/01/2036	AAA	1,000,000	1,204,830

					19,423,766

Connecticut (1.35%)
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,525,000	1,529,468
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,000,000	2,022,980
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (d)	2.000%	07/01/2042	Aaa	5,700,000	6,106,695

					9,659,143

Florida (3.09%)
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2022	Aa2	365,000	388,418
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	Aa2	200,000	212,832
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	2,000,000	2,027,560
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa2	2,485,000	2,519,243
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A (b)	5.000%	10/01/2026	Aa2	400,000	463,120
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2031	Aa2	2,100,000	2,551,899
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.000%	08/01/2032	AA+	520,000	574,371
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	4.000%	09/01/2032	Aa3	540,000	633,814
Lee County, Florida, Water and Sewer Revenue Bonds, Series 2013A (b)	5.000%	10/01/2032	Aa2	750,000	868,350
Collier County Water-Sewer District, (Florida), Water Sewer Revenue Bonds, Series 2019	3.000%	07/01/2033	Aaa	5,080,000	5,600,344
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	3.250%	08/01/2033	AA+	535,000	598,007
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2033	Aa3	750,000	942,458
Florida Municipal Loan Council, Revenue Bonds, Series 2019A	4.000%	08/01/2034	AA+	555,000	657,758
City of Miami Beach, Florida, Water and Sewer Revenue and Revenue Refunding Bonds, Series 2017	5.000%	09/01/2034	Aa3	750,000	939,060
City of Tampa, Florida, Revenue and Revenue Refunding Bonds, (The University of Tampa Project), Series 2020A (e)	5.000%	04/01/2035	A-	1,000,000	1,186,340
City of Tampa, Florida, Revenue and Revenue Refunding Bonds, (The University of Tampa Project), Series 2020A (e)	5.000%	04/01/2036	A-	1,600,000	1,888,928

					22,052,502

Georgia (0.99%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	AA	200,000	201,080
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	AA	250,000	251,543
Fayette County, Georgia, Water Revenue Bonds, Series 2009	5.000%	10/01/2021	Aa2	1,165,000	1,169,217
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,031,760
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa2	1,660,000	1,706,331
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2034	Aa3	500,000	553,795
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2035	Aa3	250,000	275,060
Forsyth County Water and Sewerage Authority (Georgia), Refunding and Improvement Revenue Bonds, Series 2019	3.000%	04/01/2035	Aaa	1,000,000	1,105,700
Harris County School District (Georgia), General Obligation Bonds, Series 2020	3.000%	03/01/2036	Aa3	700,000	770,077

					7,064,563

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Hawaii (0.09%)
County of Hawaii, General Obligation Bonds, 2013 Series A (Prerefunded to 09-01-2022 @ 100) (b)	5.000%	09/01/2031	Aa2	$575,000	$636,853

Idaho (1.06%)
Independent School District No. 1 of Nez Perce County, Idaho (Lewiston), General Obligation Bonds, Series 2017B, (Sales Tax and Credit Enhancement Guaranty)	4.000%	09/15/2031	Aa3	2,880,000	3,381,811
Boise State University, General Revenue Project Bonds, Series 2018A	4.000%	04/01/2032	A+	445,000	510,419
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2032	A1	265,000	307,352
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2033	A+	545,000	590,589
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2033	A1	180,000	207,340
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2034	A+	240,000	289,903
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2034	A+	310,000	334,506
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2034	A1	255,000	292,633
Boise State University, General Revenue Project Bonds, Series 2018A	5.000%	04/01/2035	A+	250,000	300,783
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2035	A+	300,000	321,234
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2035	A1	175,000	199,920
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2036	A+	300,000	317,928
Idaho State University, General Revenue Bonds, Series 2019	4.000%	04/01/2036	A1	200,000	227,428
Boise State University, General Revenue Refunding Bonds, Series 2020A (Tax Exempt)	3.000%	04/01/2037	A+	310,000	326,876

					7,608,722

Indiana (4.57%)
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	A	580,000	581,508
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011 (Escrowed to maturity) (b)	4.000%	07/10/2020	NR	2,075,000	2,083,425
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Escrowed to maturity) (b)	4.500%	08/01/2020	A1	2,075,000	2,089,442
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	223,961
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	218,860
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to 08-01-2020 @ 100) (b)	4.500%	08/01/2025	A1	1,530,000	1,540,894
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	01/15/2026	A+	1,190,000	1,453,764
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	07/15/2026	A+	700,000	727,643
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2026	A+	1,105,000	1,366,819
East Noble School Building Corporation, Kendallville, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	2.000%	01/15/2027	A+	1,205,000	1,249,513
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.000%	07/15/2027	AA	1,190,000	1,378,924
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015G	4.500%	07/15/2028	AA	500,000	589,995
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2028	A+	500,000	606,460
Warsaw Multi-School Building Corporation, Warsaw, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	4.000%	07/15/2028	A+	1,000,000	1,148,480
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	3.750%	07/01/2029	A+	220,000	247,441
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	4.000%	07/15/2029	A+	2,000,000	2,414,220
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2029	AA-	3,000,000	3,674,160
City of West Lafayette, Indiana, Sewage Works Revenue Bonds, Series 2016	4.000%	07/01/2030	A+	750,000	852,330
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	3.375%	01/15/2031	AA+	1,095,000	1,256,436
Munster School Building Corporation, Lake County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	4.000%	07/15/2032	AA+	2,285,000	2,702,264
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2033	Aa3	650,000	703,671

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2034	AA-	$865,000	$999,187
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2034	AA	335,000	420,479
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2034	Aa3	675,000	733,327
City of Lebanon, Indiana, Sewage Works Revenue Bonds of 2018	4.000%	07/01/2035	AA-	895,000	1,029,769
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax first Mortgage Bonds, Series 2018	5.000%	07/15/2035	AA	600,000	749,514
City of Fort Wayne, Allen County, Indiana, Waterworks Revenue Bonds of 2019, Series A	3.000%	12/01/2035	Aa3	700,000	755,230
Hamilton Southeastern Consolidated School Building Corporation, (Hamilton County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2018	5.000%	07/15/2036	AA	700,000	870,513

					32,668,229

Iowa (2.26%)
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2025	Aa2	265,000	271,230
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2025	AA-	2,370,000	2,474,470
Dallas Center-Grimes Community School District, Iowa, General Obligation School Bonds, Series 2015	3.000%	06/01/2026	Aa2	500,000	511,110
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2026	A1	1,130,000	1,177,584
Johnston Community School District, Iowa, General Obligation School and Refunding Bonds, Series 2015	3.000%	06/01/2026	AA-	2,445,000	2,543,998
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2015E	3.000%	06/01/2027	Aa3	1,610,000	1,701,931
Grundy County, Iowa, General Obligation Urban Renewal Refunding Bonds, Series 2015	3.000%	06/01/2027	A1	1,175,000	1,220,661
Waukee Community School District, Dallas County, Iowa, General Obligation School Refunding Bonds, Series 2016B	2.000%	06/01/2027	Aa2	2,100,000	2,179,632
City of Cedar Rapids, Iowa, Water Revenue Bonds, Series 2018D	3.000%	06/01/2029	Aa2	950,000	1,038,863
City of Council Bluffs, Iowa, General Obligation Bonds, Series 2018A	3.000%	06/01/2029	Aa2	1,050,000	1,160,334
City of West Des Moines, Iowa, General Obligation Urban Renewal Bonds, Series 2017D	3.000%	06/01/2031	AAA	1,770,000	1,908,219

					16,188,032

Kansas (2.98%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	1,870,000	1,881,033
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A (Prerefunded to 10-01-2020 @ 100) (b)	2.000%	10/01/2022	NR	140,000	140,781
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2026	Aa2	2,740,000	2,981,750
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	3.000%	09/01/2027	Aa2	1,490,000	1,613,387
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	3.000%	10/01/2027	Aaa	1,000,000	1,109,710
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Improvement and Refunding Bonds, Series 2013C (Crossover Refunding to 09-01-2021 @ 100) (b)	4.500%	09/01/2028	Aa2	3,000,000	3,155,190
Water District No. 1 of Johnson County, Kansas, Water Revenue Refunding Bonds, Series 2017A	3.000%	01/01/2032	Aaa	2,500,000	2,726,450
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2017A	5.000%	09/01/2033	Aa2	5,000,000	6,108,750
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	4.000%	11/01/2033	Aa2	440,000	531,608
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	4.000%	11/01/2034	Aa2	455,000	545,286
City of Manhattan, Kansas, General Obligation Refunding and Improvement Bonds, Series 2019-A	3.000%	11/01/2035	Aa2	475,000	512,976

					21,306,921

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kentucky (2.62%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	A1	$1,780,000	$1,805,810
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.000%	02/01/2028	Aa2	1,110,000	1,224,896
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.250%	09/15/2029	A1	1,735,000	1,954,547
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.000%	10/01/2029	Aa2	1,060,000	1,160,552
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.375%	09/15/2030	A1	1,800,000	2,032,812
Lexington-Fayette Urban County Government (Kentucky), Various Purpose General Obligation Bonds, Series 2018A	3.125%	10/01/2030	Aa2	1,095,000	1,194,733
Northern Kentucky Water District, Refunding Revenue Bonds, Series 2016	3.000%	02/01/2031	Aa2	3,660,000	3,984,752
City of Owensboro, Kentucky, Water Revenue Refunding and Improvement Bonds, Series 2018	3.500%	09/15/2031	A1	1,860,000	2,079,275
City of Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019	3.000%	06/01/2033	Aa3	3,115,000	3,313,799

					18,751,176

Maine (0.47%)
Maine Municipal Bond Bank, 2017 Series D Refunding Bonds	3.000%	11/01/2031	Aa2	3,000,000	3,320,970

Maryland (0.48%)
Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Bonds of 2015, Series B	3.000%	12/01/2028	Aaa	2,000,000	2,143,360
Caroline County, Maryland, (County Commissioners of Caroline County), Consolidated Public Improvement and Refunding Bonds of 2019	3.000%	01/15/2032	Aa3	1,150,000	1,294,624

					3,437,984

Massachusetts (0.74%)
Town of Northbridge, Massachusetts, General Obligation School Project Loan, Chapter 70B Bonds, Unlimited Tax	3.000%	06/01/2032	AA	1,000,000	1,097,030
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A (Prerefunded to 06-01-2021 @ 100) (b)	5.000%	06/01/2034	Aa1	2,000,000	2,096,200
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	2,000,000	2,127,980

					5,321,210

Michigan (4.71%)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	443,016
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2022	A+	275,000	286,347
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	488,975
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2023	A+	400,000	416,504
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2021 @ 100) (b)	5.000%	05/01/2024	A+	600,000	624,756
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	1,961,460
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,372,178
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,415,375
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,446,832

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	$3,850,000	$4,218,330
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,000,000	1,174,960
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA-	500,000	576,090
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2027	A+	1,005,000	1,222,964
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	767,588
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	765,000	897,223
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2028	AA-	300,000	344,742
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2028	A+	600,000	728,172
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2029	A	700,000	836,024
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	A	1,100,000	1,310,254
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2032	AAA	595,000	710,466
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2033	AAA	630,000	748,868
City of Grosse Pointe, County of Wayne, State of Michigan, 2018 Unlimited Tax General Obligation Bonds	4.000%	10/01/2034	AAA	670,000	793,575
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A+	400,000	485,720
Rockford Public Schools, County of Kent, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2035	A	1,755,000	2,065,214
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2019 School Building and Site and Refunding Bonds, (Unlimited Tax General Obligation)	5.000%	05/01/2036	Aa3	1,635,000	2,094,827
Lowell Area Schools, Counties of Kent and Ionia, State of Michigan, 2019 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	4.000%	05/01/2036	A+	865,000	1,045,474
West Bloomfield School District, County of Oakland, State of Michigan, 2020 School Building and Site Bonds, (General Obligation - Unlimited Tax)	3.000%	05/01/2036	A1	3,825,000	4,159,649

					33,635,583

Minnesota (2.78%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa2	2,720,000	2,922,531
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	2.375%	02/01/2025	Aaa	2,805,000	2,942,445
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2026	Aaa	1,000,000	1,063,690
Independent School District No. 720, Shakopee Public Schools, Minnesota, General Obligation School Building Bonds, Series 2015A	3.250%	02/01/2026	Baa1	3,860,000	4,164,901
Independent School District No. 276, Minnetonka Public Schools, Minnesota, General Obligation Refunding Bonds, Series 2016I	3.000%	02/01/2027	Aaa	1,590,000	1,684,494
City of Eagan, Minnesota, General Obligation Bonds, Series 2018A	3.250%	02/01/2032	Aaa	1,245,000	1,366,599
Independent School District No. 622, (North St. Paul-Maplewood-Oakdale), Minnesota, (Ramsey and Washington Counties), General Obligation Facilities Maintenance Bonds, Series 2019B	3.000%	02/01/2034	A1	3,300,000	3,558,126
City of Minneapolis, Minnesota, General Obligation Bonds (Green Bonds), Series 2019	3.000%	12/01/2035	AAA	2,000,000	2,150,840

					19,853,626

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (1.35%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	Baa3	$1,000,000	$1,003,370
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	Aa2	2,480,000	2,649,954
State of Mississippi, General Obligation Bonds, Series 2015F (Tax-Exempt)	3.000%	11/01/2026	Aa2	3,000,000	3,320,040
Mississippi Development Bank, Special Obligation Bonds, Series 2015, (Canton Public School District, Madison County, Mississippi, General Obligation Bond Project)	4.250%	12/01/2028	A1	2,305,000	2,689,566

					9,662,930

Missouri (2.30%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	445,000	470,681
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,180,606
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2027	Aa3	465,000	522,400
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2028	Aa3	400,000	448,864
Fort Zumwalt School District of St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2015	4.000%	03/01/2029	Aa3	425,000	475,915
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2033	AA	1,000,000	1,139,020
Liberty Public School District No. 53, Clay County, Missouri, General Obligation School Building Bonds, Series 2018	4.000%	03/01/2034	AA	2,500,000	2,830,825
Wentzville R-IV School District, St. Charles County, Missouri, General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2018	4.000%	03/01/2034	Aa2	3,000,000	3,468,690
City of Columbia, Missouri, Water and Electric System Refunding Revenue Bonds, Series 2019B	3.000%	10/01/2035	A+	3,520,000	3,769,744
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	1,000,000	1,137,580

					16,444,325

Montana (3.82%)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	3.500%	06/15/2025	A+	860,000	978,181
High School District No. 44 (Belgrade), Gallatin County, Montana, General Obligation School Building Bonds, Series 2016	3.000%	06/01/2027	A+	525,000	586,971
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2032	A+	945,000	1,173,199
High School District No. 1 (Missoula), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2032	Aa3	1,010,000	1,183,468
City of Forsythe, Montana, Pollution Control Revenue Refunding Bonds, (Portland General Electric Company Project), Series 1998A (Non-AMT)	2.125%	05/01/2033	A	5,000,000	5,218,750
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2033	A+	1,005,000	1,241,165
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	4.500%	07/01/2033	A+	560,000	683,883
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2033	A+	520,000	613,220
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	622,029
High School District No. A (Great Falls), Cascade County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	725,000	916,291
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2034	A+	805,000	1,017,399
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2034	A+	565,000	664,220
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2034	A+	1,000,000	1,210,400

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (Cont.)
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	$880,000	$1,094,359
K-12 School District No. 9 (East Helena), Lewis and Clark County, Montana, General Obligation School Building Bonds, Series 2018	5.000%	07/01/2035	A+	1,925,000	2,422,401
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2035	A+	845,000	988,996
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2035	A+	750,000	902,940
State of Montana, The Board of Regents of Higher Education, The University of Montana, General Revenue Bonds, Series 2019B	3.000%	11/15/2035	Aa3	3,660,000	3,972,564
School District No. 44 (Whitefish), Flathead County, Montana, General Obligation School Building Bonds, Series 2017	4.000%	07/01/2036	A+	585,000	681,835
School District No. 6 (Columbia Falls), Flathead County, Montana, General Obligation School Building Bonds, Series 2019	4.000%	07/01/2036	A+	965,000	1,155,935

					27,328,206

Nebraska (2.24%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,363,788
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011 (Prerefunded to 12-15-2021 @ 100) (b)	5.000%	12/15/2023	AA-	1,560,000	1,675,549
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa2	3,000,000	3,002,220
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	3.000%	12/15/2024	AA-	145,000	160,835
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	4.000%	12/15/2025	AA-	180,000	212,303
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011 (Prerefunded 12-15-2021 @ 100) (b)	5.000%	12/15/2026	AA-	1,925,000	2,067,585
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2028	AA	150,000	180,870
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2028	AA-	250,000	306,508
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2029	AA	250,000	300,530
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2029	AA-	260,000	317,790
City of Columbus, Nebraska, Combined Revenue and Refunding Bonds, Series 2016	4.000%	12/15/2030	AA	325,000	388,430
Hall County School District 0002, in the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014 (Prerefunded to 12-15-2024 @ 100) (b)	5.000%	12/15/2030	AA-	700,000	848,470
Nebraska Public Power District, General Revenue Bonds, 2014 Series A	5.000%	01/01/2031	A1	1,900,000	2,024,127
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014 (Prerefunded to 12-15-2024 @ 100) (b)	5.000%	12/15/2032	AA-	565,000	684,837
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2034	Aa1	1,105,000	1,213,655
The City of Lincoln, Nebraska, Sanitary Sewer Revenue Bonds, Series 2019	3.000%	06/15/2035	Aa1	1,140,000	1,245,803

					15,993,300

Nevada (0.49%)
Nevada System of Higher Education, Universities Revenue Bonds, Series 2016A	4.000%	07/01/2030	AA-	3,045,000	3,522,974

New Jersey (2.35%)
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	AA-	1,075,000	1,080,988
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA+	315,000	319,656
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa1	750,000	752,175
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,778,674

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA+	$750,000	$804,533
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA+	600,000	641,904
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA+	465,000	507,515
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,489,335
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	3.500%	01/15/2027	AA	3,330,000	3,782,014
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.000%	07/15/2029	AA+	1,000,000	1,140,170
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2030	Aaa	1,140,000	1,226,184
The Board of Education of the Hopewell Valley Regional School District in the County of Mercer, New Jersey, School Bonds	4.000%	01/15/2032	AA	2,000,000	2,276,220

					16,799,368

New Mexico (4.10%)
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa3	1,500,000	1,509,330
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa3	2,000,000	2,117,140
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa3	2,450,000	2,456,787
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.000%	08/15/2023	Aaa	1,030,000	1,087,124
Bernalillo County, New Mexico, General Obligation Refunding Bonds, Series 2015A	2.250%	08/15/2024	Aaa	1,050,000	1,113,914
Bernalillo County, New Mexico, General Obligation Bonds, Series 2015	3.000%	08/15/2025	Aaa	1,235,000	1,333,467
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2026	AA	675,000	745,646
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.000%	08/01/2026	Aa3	900,000	985,500
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2027	AA	700,000	770,560
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.250%	08/01/2027	Aa3	900,000	993,114
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.000%	08/01/2027	A2	1,515,000	1,664,803
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2028	AA	725,000	796,420
Las Cruces School District No. 2, Dona Ana County, New Mexico, General Obligation School Building Bonds, Series 2016C	3.500%	08/01/2028	Aa3	900,000	999,126
Rio Rancho Public School District No. 94, Sandoval County, New Mexico, General Obligation School Building Bonds, Series 2016A	3.125%	08/01/2028	A2	1,515,000	1,665,515
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2013	4.000%	08/01/2029	AA	750,000	820,268
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	3.625%	08/01/2029	AA	3,075,000	3,504,024
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation School Building Bonds, Series 2018	4.000%	08/01/2030	AA	1,000,000	1,161,130
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2034	Aa3	1,800,000	2,294,550
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds, Series 2018	5.000%	08/01/2035	Aa3	2,600,000	3,299,920

					29,318,338

New York (0.87%)
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	3,000,000	3,362,820
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,880,450

					6,243,270

30	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (2.46%)
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	$1,000,000	$1,031,180
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2026	AA-	1,960,000	2,427,617
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	AA+	1,210,000	1,334,436
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2028	AA-	890,000	1,159,100
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2028	AA-	700,000	840,595
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2029	AA-	935,000	1,246,907
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds, Series 2015	5.000%	05/01/2029	AA-	265,000	316,492
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2030	AA-	500,000	680,540
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2031	AA-	500,000	673,525
County of Union, North Carolina, Enterprise Systems Revenue Bonds, Series 2017	3.000%	06/01/2031	Aa1	2,850,000	3,151,416
County of Forsyth, North Carolina, General Obligation, Public Improvement Bonds, Series 2019B	3.000%	03/01/2032	Aaa	1,000,000	1,130,730
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2033	AA-	750,000	994,748
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2035	AA-	1,000,000	1,314,300
City of Salisbury, North Carolina, Combined Enterprise System Revenue Bonds, Series 2020	5.000%	02/01/2037	AA-	1,000,000	1,302,480

					17,604,066

North Dakota (1.54%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,029,270
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.000%	05/01/2027	Aa1	860,000	914,060
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.125%	05/01/2028	Aa1	845,000	898,421
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2016, Series L	3.250%	05/01/2029	Aa1	835,000	886,494
Bismarck Public School District No. 1, Burleigh County, North Dakota, General Obligation School Building Bonds, Series 2017	3.125%	05/01/2030	Aa2	1,695,000	1,857,228
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2031	Aa1	1,015,000	1,106,786
City of Bismarck, Burleigh County, North Dakota, Refunding Improvement Bonds of 2017, Series M	3.125%	05/01/2032	Aa1	1,060,000	1,149,379
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2033	Aa2	1,350,000	1,472,837
City of Fargo, North Dakota, Refunding Improvement Bonds, Series 2019A	3.000%	05/01/2034	Aa2	1,550,000	1,679,596

					10,994,071

Ohio (4.67%)
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,123,760
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.300%	11/01/2023	AA-	2,840,000	3,005,572
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2025	Aa3	660,000	738,870
Lake Local School District, Stark and Portage Counties, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2015	3.000%	12/01/2025	AA-	525,000	554,500

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	$1,430,000	$1,512,525
Lake County Community College District, Ohio, (Lakeland Community College), Facilities Construction and Improvement Bonds, Series 2016A, (General Obligation - Unlimited Tax)	3.000%	12/01/2026	Aa3	865,000	977,692
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	3.000%	12/01/2027	Aa2	1,000,000	1,112,530
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	5.000%	12/01/2027	Aa2	175,000	202,325
Perrysburg Exempted Village School District, Wood County, Ohio, School Facilities Construction and Improvement Bonds, Series 2015 (General Obligation - Unlimited Tax)	4.000%	12/01/2027	Aa3	1,250,000	1,411,713
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2028	Aa2	1,000,000	1,113,210
Bellbrook-Sugarcreek Local School District, Counties of Greene and Warren, Ohio, School Improvement Unlimited Tax General Obligation Refunding Bonds, Series 2016	4.000%	12/01/2028	Aa2	1,565,000	1,818,906
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified) (Prerefunded to 12-01-2023 @ 100) (b)	5.000%	12/01/2028	Aa2	225,000	261,848
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014 (Prerefunded to 11-01-2023 @ 100) (b)	5.000%	11/01/2029	Aa2	800,000	929,392
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified) (Prerefunded to 12-01-2023 @ 100) (b)	5.000%	12/01/2029	Aa2	200,000	232,754
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014 (Prerefunded to 11-01-2023 @ 100) (b)	5.000%	11/01/2030	Aa2	1,335,000	1,550,923
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2030	Aa2	235,000	282,914
Board of Education of the Northwest Local School District, (Counties of Hamilton and Butler, Ohio), School Improvement, Unlimited Tax General Obligation Bonds, Series 2015, (Non-Bank Qualified)	4.000%	12/01/2030	Aa2	365,000	399,463
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2030	Aa1	750,000	876,225
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2031	Aa2	220,000	261,488
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2031	Aa1	350,000	404,352
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Bonds, Series 2014A (Prerefunded to 11-01-2022 @ 100) (b)	5.000%	11/01/2032	Aa2	1,500,000	1,669,815
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2032	Aa2	220,000	258,975
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2032	Aa3	315,000	350,746
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2032	AA	1,750,000	2,002,578
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2032	Aa1	375,000	430,751
Lakewood City School District, Ohio, General Obligation (Unlimited Tax), School Facilities Improvement Refunding Bonds, Series 2017B	4.000%	11/01/2033	Aa2	370,000	432,190
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2033	Aa3	235,000	260,298
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2033	Aa1	500,000	610,910
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2033	Aa1	400,000	456,872
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2033	Aa1	790,000	954,620
Cuyahoga Community College District, Ohio, Facilities Construction and Improvement Bonds, Series 2018, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	AA	1,000,000	1,137,080

32	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2034	Aa1	$500,000	$608,530
Hudson City School District, Ohio, General Obligation (Unlimited Tax), School Improvement Bonds, Series 2018	4.000%	12/01/2034	Aa1	875,000	986,396
City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2020	4.000%	12/01/2035	Aa3	1,870,000	2,060,478
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2035	Aa1	500,000	605,755
Worthington City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unimited Tax)	4.000%	12/01/2035	Aa1	475,000	562,904
Dublin City School District, Franklin, Delaware, and Union Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2019A, (General Obligation - Unlimited Tax)	4.000%	12/01/2036	Aa1	1,000,000	1,206,730

					33,366,590

Oklahoma (1.35%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,507,250
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2016	3.000%	04/01/2028	AA	3,000,000	3,152,700
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,835,000	2,129,132
The Edmond Public Works Authority, (Edmond, Oklahoma), Sales Tax and Utility System Revenue Bonds, Series 2017	5.000%	07/01/2032	AA-	1,500,000	1,888,155

					9,677,237

Oregon (1.12%)
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	2.250%	12/01/2024	AA-	400,000	430,820
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,370,113
State of Oregon, General Obligation Bonds, 2016 Series J, (Veterans’ Welfare Bonds Series 97A) (Refunding)	2.800%	06/01/2025	Aa1	155,000	169,665
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2028	A+	2,500,000	2,949,825
Administrative School District No. 1 (Bend-La Pine), Deschutes County, Oregon, General Obligation Bonds, Series 2019	3.000%	06/15/2035	Aa2	2,865,000	3,118,467

					8,038,890

Pennsylvania (1.54%)
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aaa	1,605,000	1,651,112
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	3.000%	06/01/2026	AA+	430,000	484,511
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aaa	2,505,000	2,573,712
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	1,825,000	1,864,037
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012 (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	05/15/2027	NR	375,000	383,055
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2028	AA+	340,000	401,489
Township of Upper St. Clair, (Allegheny County, Pennsylvania), General Obligation Bonds, Series A of 2016	4.000%	06/01/2029	AA+	305,000	358,717
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt) (Prerefunding to 10-01-2022 @ 100) (b)	5.000%	10/01/2030	AA	1,500,000	1,667,700
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100) (b)	5.000%	11/15/2031	AA	1,365,000	1,649,234

					11,033,567

See accompanying notes to financial statements.	33

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (1.71%)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	Aa2	$2,315,000	$2,507,816
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A (Prerefunded to 09-01-2021 @ 100) (b)	4.000%	03/01/2023	AA-	1,675,000	1,752,737
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.000%	12/01/2025	AA	355,000	380,542
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2026	AA	370,000	403,592
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	3.500%	12/01/2027	AA	380,000	412,741
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2028	AA	520,000	576,077
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2016B	4.000%	02/01/2029	Aa1	1,045,000	1,253,676
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B (Prerefunded to 03-01-2023 @ 100) (b)	5.000%	03/01/2030	Aa3	2,160,000	2,438,165
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	4.000%	12/01/2030	AA	535,000	588,414
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2019A	3.000%	02/01/2035	Aa1	1,750,000	1,905,295

					12,219,055

South Dakota (0.04%)
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (Prerefunded to 01-15-2022 @ 100) (b)	3.000%	07/15/2022	AA-	250,000	261,228

Tennessee (2.34%)
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A (Prerefunded to 05-15-2021 @ 100) (b)	4.500%	05/15/2022	AA	2,760,000	2,873,712
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A (Prerefunded to 07-01-2020 @ 100) (b)	4.000%	07/01/2023	NR	1,105,000	1,108,381
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	Aa2	895,000	897,712
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series BB-2015	3.000%	03/01/2025	Aa1	1,170,000	1,243,488
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2028	Aa2	725,000	743,756
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2029	Aa2	750,000	768,953
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2030	Aa2	775,000	793,693
Washington County, Tennessee, General Obligation School and Improvement Bonds, Series 2017B	3.000%	06/01/2030	Aa2	850,000	944,019
Washington County, Tennessee, General Obligation School Bonds, Series 2017A	3.000%	06/01/2030	Aa2	935,000	1,038,420
Harpeth Valley Utilities District of Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014	5.000%	09/01/2031	AA+	1,065,000	1,255,742
City of Knoxville, Tennessee, Wastewater System Revenue Refunding Bonds, Series 2013A	3.375%	04/01/2034	Aa2	5,000,000	5,066,400

					16,734,276

Texas (2.33%)
City of Austin, Texas, Water and Wastewater System Revenue Bonds Series 2019A	5.000%	11/15/2025	Aa2	2,280,000	2,328,336
City of Austin, Texas, Water and Wastewater System, Revenue Refunding Bonds, Series 2010A (Prerefunded to 11-15-2020 @ 100) (b)	5.000%	11/15/2025	NR	65,000	66,396
Eanes Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax School Building Bonds, Series 2015A	3.500%	08/01/2026	AA+	1,670,000	1,864,305
City of Austin, Texas, (Travis, Williamson and Hays Counties), Water and Wastewater System Revenue, Refunding Bonds, Series 2010A	5.000%	11/15/2026	Aa2	2,465,000	2,516,691
State of Texas, General Obligation Bonds, Water Financial Assistance Bonds, Series 2016A (Economically Distressed Areas Program)	3.000%	08/01/2027	Aaa	2,325,000	2,594,630
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	5.000%	03/01/2032	Aa3	250,000	312,808

34	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Lake Travis Independent School District, (A political subdivision of the State of Texas located in Travis County, Texas), Unlimited Tax Refunding Bonds, Series 2017	4.000%	02/15/2033	AA+	$1,000,000	$1,159,190
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	5.000%	03/01/2033	Aa3	200,000	248,068
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2034	Aa2	1,565,000	1,698,322
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2034	Aa3	280,000	327,177
Gregory-Portland Independent School District, (San Patricio County, Texas), Unlimited Tax School Building Bonds, Series 2018A	4.000%	02/15/2035	Aa2	2,710,000	2,937,071
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2035	Aa3	200,000	232,780
City of Laredo, Texas, Waterworks and Sewer System Revenue Bonds, New Series 2019	4.000%	03/01/2036	Aa3	325,000	376,698

					16,662,472

Utah (1.08%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	411,197
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	601,734
Snyderville Basin Special Recreation District, Summit County, Utah, General Obligation Bonds, Series 2015A	3.000%	12/15/2025	Aa1	1,260,000	1,396,886
The Central Utah Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B, (Crossover Refunding)	4.000%	10/01/2033	AA+	2,500,000	2,944,800
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2033	AA+	1,000,000	1,168,060
Jordan Valley Water Conservancy District, Water Revenue Refunding Bonds, Series 2017B	4.000%	10/01/2034	AA+	1,000,000	1,164,340

					7,687,017

Vermont (0.55%)
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2032	Aa3	175,000	225,013
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2033	Aa3	190,000	242,590
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2034	Aa3	255,000	323,937
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2034	Aa3	410,000	520,839
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2035	Aa3	265,000	334,918
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2035	Aa3	435,000	549,770
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018B	5.000%	11/01/2036	Aa3	910,000	1,145,626
City of Burlington, Vermont, General Obligation Public Improvement Bonds, Series 2018A	5.000%	11/01/2037	Aa3	440,000	552,160

					3,894,853

Virginia (0.78%)
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,070,000	1,090,576
Loudon County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2025	NR	330,000	336,145
Loudoun County Sanitation Authority (Virginia), Water and Sewer System Revenue and Refunding Bonds, Series 2013	4.000%	01/01/2027	Aaa	650,000	705,530
County of Stafford, Virginia, General Obligation Public Improvement Bonds, Series 2013	4.000%	07/01/2030	Aaa	1,205,000	1,320,319
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2012 D	4.000%	08/01/2030	Aa1	2,000,000	2,131,060

					5,583,630

Washington (6.56%)
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,007,019
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2016	4.625%	12/01/2024	Aa3	235,000	235,790
City of Spokane, Washington, Unlimited Tax General Obligation Bonds, 2015	3.000%	12/01/2025	Aa2	1,295,000	1,433,591
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2015	3.500%	12/01/2025	AA+	2,000,000	2,316,080
State of Washington, Various Purpose General Obligation Refunding Bonds, Series R-2013C	4.000%	07/01/2026	AA+	2,500,000	2,755,375

See accompanying notes to financial statements.	35

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.000%	12/01/2026	Aa2	$350,000	$395,458
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2027	Aa2	400,000	454,820
Hockinson School District No. 98, Clark County, Washington, Unlimited Tax General Obligation Bonds, 2015	4.000%	12/01/2027	A+	1,090,000	1,252,018
City of Camas, Washington, Water and Sewer Revenue and Refunding Bonds, 2015	4.000%	12/01/2028	Aa3	1,050,000	1,210,608
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, 2016A	3.250%	12/01/2028	Aa2	350,000	393,278
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2028	AA+	1,000,000	1,179,770
Public Utility District No. 1 of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2029	Baa2	895,000	950,043
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2029	A1	1,000,000	1,157,550
City of Everett, Washington, Water and Sewer Revenue Refunding Bonds, 2016	3.125%	12/01/2029	AA+	2,000,000	2,240,700
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2029	A1	1,525,000	1,887,355
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2030	AA-	985,000	1,134,602
Public Utility District No. 1 Of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2030	Baa2	920,000	970,490
Energy Northwest, Columbia Generating Station Electric Revenue and Refunding Bonds, Series 2015-A	5.000%	07/01/2030	AA-	5,000,000	6,034,550
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2030	A1	2,100,000	2,429,175
Public Utility District No. 1 Of Pend Oreille County, Washington, Electric Revenue Refunding Bonds, 2019	3.000%	01/01/2031	Baa2	945,000	990,180
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2033	Aa2	840,000	979,532
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2019	3.000%	12/01/2033	AA+	5,095,000	5,573,573
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2017	4.000%	12/01/2033	AA+	5,000,000	5,812,500
Public Utility District No. 1 of Clark County, Washington, Water System Revenue and Refunding Bonds, Series 2017	5.000%	01/01/2034	AA-	1,010,000	1,238,179
Bainbridge Island School District No. 303, Kitsap County, Washington, Unlimited Tax General Obligation Bonds, 2017A	4.000%	12/01/2034	Aa2	510,000	592,763
Selah School District No. 119, Yakima and Kittitas Counties, Washington, Unlimited Tax General Obligation Bonds, 2018	4.375%	12/01/2034	A1	1,040,000	1,256,330

					46,881,329

West Virginia (1.51%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B (Prererfunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2023	A	2,510,000	2,669,310
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B (Prererfunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2024	A	3,200,000	3,403,104
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (b)	4.000%	05/01/2025	AA-	1,105,000	1,184,284
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	4.000%	05/01/2026	AA-	350,000	412,605
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.250%	05/01/2026	AA-	125,000	137,206
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012 (b)	4.000%	05/01/2026	AA-	2,180,000	2,336,415
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2027	AA-	515,000	636,391

					10,779,315

36	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (6.45%)
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	AA-	$800,000	$811,832
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	AA-	300,000	304,416
Milwaukee Metropolitan Sewerage District, General Obligation Sewerage System Refunding Bonds, Series 2015C	2.500%	10/01/2024	Aa1	2,000,000	2,181,100
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A	1,000,000	1,011,350
City of Oshkosh, Wisconsin, (Winnebago County), Water System Revenue Refunding Bonds, Series 2016G	2.000%	01/01/2026	Aa3	130,000	136,599
Muskego-Norway School District, Waukesha and Racine Counties, Wisconsin, General Obligation School Building and Improvement Bonds	3.000%	04/01/2026	AA	2,495,000	2,798,317
City of Oshkosh, Wisconsin, (Winnebago County), General Obligation Refunding Bonds, Series 2016H	2.000%	08/01/2026	Aa3	1,090,000	1,151,629
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2027	Aa3	340,000	379,515
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2028	Aa3	275,000	306,405
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2029	Aa3	400,000	445,180
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2029	A	1,000,000	1,179,070
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	03/01/2030	AA-	1,595,000	1,761,087
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2030	A	2,000,000	2,355,280
School District of Wisconsin Dells, Adams, Columbia, Juneau, Marquette and Sauk Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	03/01/2031	AA-	1,395,000	1,539,257
Waupaca County, Wisconsin, General Obligation Highway Facility Building Bonds, Series 2018A	3.250%	03/01/2031	Aa2	1,160,000	1,305,232
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2031	A+	1,000,000	1,097,430
D.C. Everest Area School District, Marathon County, Wisconsin, General Obligation School Building and Improvement Bonds, Series 2018	3.375%	04/01/2031	AA	3,900,000	4,369,599
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	04/01/2031	AA	850,000	937,550
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2031	Aa2	300,000	355,827
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2031	A	2,200,000	2,589,774
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2031	AA+	1,300,000	1,456,117
Burlington Area School District, Racine, Walworth and Kenosha Counties, Wisconsin, General Obligation Refunding Bonds	3.250%	04/01/2032	A+	1,120,000	1,227,318
Hamilton School District, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	3.250%	04/01/2032	Aa1	3,390,000	3,724,966
School District of Poynette, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.125%	04/01/2032	AA	1,520,000	1,673,018
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2017F	3.000%	04/01/2032	AA+	2,240,000	2,419,357
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2032	Aa2	675,000	795,413
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2032	AA+	1,325,000	1,472,234
Calumet County, Wisconsin, General Obligation County Building Bonds	3.000%	12/01/2033	AA+	1,375,000	1,519,554
City of Muskego, Waukesha County, Wisconsin, General Obligation Refunding Bonds, Series 2018A	4.000%	06/01/2034	Aa2	1,390,000	1,623,770

See accompanying notes to financial statements.	37

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2020

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	AA	$1,405,000	$1,523,203
Sun Prarie Area School District, Dane and Columbia Counties, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	AA	1,535,000	1,661,668

					46,113,067

Total Long-term Municipal Bonds
(cost $655,188,778)					702,017,390

				Shares	Value
Short-term Investments (1.22%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 0.12% (f)				8,685,253	8,685,253

Total Short-term Investments
(cost $8,685,253)					8,685,253

TOTAL INVESTMENTS (99.42%)
(cost $663,874,031)					710,702,643
OTHER ASSETS, NET OF LIABILITIES (0.58%)					4,175,713

NET ASSETS (100.00%)					$714,878,356

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	This security has been segregated to cover when-issued purchase commitments.

(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(e)	Security purchased on a “when-issued” basis.

(f)	Rate shown is the 7-day yield as of May 31, 2020.

NR - Not Rated

38	See accompanying notes to financial statements.

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STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2020

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,590,430,899	1,084,256,404	423,275,951	663,874,031

Investments in securities at market value	$5,089,113,236	2,026,339,402	438,445,328	710,702,643
Receivables:
Dividends and interest	20,283,511	8,664,314	2,064,526	7,440,473
Shares of the Fund sold	3,009,347	1,381,109	168,934	174,929
Prepaid expenses	143,796	105,701	21,153	31,726

Total assets	5,112,549,890	2,036,490,526	440,699,941	718,349,771

Liabilities and Net Assets
Distributions to shareholders	—	—	5,197	235,549
Payables:
Shares of the Fund redeemed	937,478	164,057	1,582,290	67,402
Securities purchased	—	996,530	5,328,142	3,016,268
Trustees’ fees and expenses	19,773	9,224	1,703	3,855
Due to affiliates	558,209	251,315	61,455	105,025
Accrued liabilities	140,700	76,639	38,751	43,316

Total liabilities	1,656,160	1,497,765	7,017,538	3,471,415

Net assets applicable to shares outstanding of common stock	$5,110,893,730	2,034,992,761	433,682,403	714,878,356

Fund shares outstanding (no par value, unlimited number of shares authorized)	61,127,406	27,944,994	41,614,114	79,331,808
Net asset value, offering price and redemption price per share	$83.61	72.82	10.42	9.01

Analysis of Net Assets
Paid-in-capital	$1,532,560,203	1,070,435,270	418,905,653	667,830,838
Total distributable earnings (loss)	3,578,333,527	964,557,491	14,776,750	47,047,518

Net assets applicable to shares outstanding	$5,110,893,730	2,034,992,761	433,682,403	714,878,356

40	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2020

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$70,547,120	18,276,437	—	—
Interest	155,989	8,828,477	3,272,390	40,865
Tax-exempt interest	—	—	—	9,502,488

	70,703,109	27,104,914	3,272,390	9,543,353
Less: foreign withholding taxes	(899,702)	(318,760)	—	—

Total investment income	69,803,407	26,786,154	3,272,390	9,543,353
Expenses:
Investment advisory and management fees	2,629,351	1,078,916	225,579	387,614
Trustees’ fees and expenses	135,069	53,909	9,446	19,111
Reports to shareholders	47,099	26,765	9,825	11,448
Professional fees	55,439	32,349	6,061	9,628
Audit fees	27,767	28,031	27,877	28,172
Errors and omissions insurance	77,600	29,988	5,008	10,467
Custodian fees	63,925	21,814	(1,643)	4,072
ICI dues	39,125	15,408	2,618	5,516
Regulatory Fees	23,291	15,584	15,216	13,247
Fidelity bond expense	380	143	22	49
Securities valuation fees	5,636	39,588	8,794	62,317

Total expenses	3,104,682	1,342,495	308,803	551,641

Net investment income	66,698,725	25,443,659	2,963,587	8,991,712
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	17,878,689	(87,595)	(6,028)	412,119
Net realized gain (loss) on foreign currency transactions	(256,572)	(49,196)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(332,276,860)	(67,414,899)	11,778,149	16,044,749

Net realized and unrealized gain (loss) on investments	(314,654,743)	(67,551,690)	11,772,121	16,456,868

Net change in net assets resulting from operations	$(247,956,018)	(42,108,031)	14,735,708	25,448,580

See accompanying notes to financial statements.	41

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2020 (Unaudited) and the year ended November 30, 2019	2020	2019
From operations:
Net investment income	$66,698,725	132,750,127
Net realized gain (loss)	17,622,117	52,420,021
Change in net unrealized appreciation or depreciation	(332,276,860)	536,036,280

Net change in net assets resulting from operations	(247,956,018)	721,206,428
Distributions to shareholders from and in excess of:
Distributions (Net investment income, Net realized gain)	(118,066,255)	(191,944,110)

Total distributions to shareholders	(118,066,255)	(191,944,110)
From Fund share transactions:
Proceeds from shares sold	138,361,593	199,828,694
Reinvestment of distributions	110,968,005	180,848,201

	249,329,598	380,676,895
Less payments for shares redeemed	(274,944,588)	(399,994,725)

Net increase (decrease) in net assets from Fund share transactions	(25,614,990)	(19,317,830)

Total increase (decrease) in net assets	(391,637,263)	509,944,488

Net assets:
Beginning of period	5,502,530,993	4,992,586,505

End of period	$5,110,893,730	5,502,530,993

Share Information
Sold	1,709,744	2,473,574
Issued in reinvestment of distributions	1,234,624	2,428,700
Redeemed	(3,384,860)	(4,929,214)

Net increase (decrease)	(440,492)	(26,940)

42	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2020	2019	2020	2019	2020	2019

25,443,659	51,265,300	2,963,587	5,786,711	8,991,712	19,150,572
(136,791)	6,053,170	(6,028)	(39,683)	412,119	180,673
(67,414,899)	202,378,400	11,778,149	11,469,844	16,044,749	28,664,827

(42,108,031)	259,696,870	14,735,708	17,216,872	25,448,580	47,996,072

(32,055,006)	(64,308,131)	(2,963,587)	(5,786,711)	(9,365,597)	(19,354,856)

(32,055,006)	(64,308,131)	(2,963,587)	(5,786,711)	(9,365,597)	(19,354,856)

70,117,451	103,936,282	138,166,822	71,553,432	35,292,280	55,962,858
30,506,292	61,372,575	2,913,455	5,697,366	7,760,980	16,096,796

100,623,743	165,308,857	141,080,277	77,250,798	43,053,260	72,059,654
(113,244,653)	(174,277,594)	(69,871,131)	(75,865,654)	(55,163,291)	(65,187,767)

(12,620,910)	(8,968,737)	71,209,146	1,385,144	(12,110,031)	6,871,887

(86,783,947)	186,420,002	82,981,267	12,815,305	3,972,952	35,513,103

2,121,776,708	1,935,356,706	350,701,136	337,885,831	710,905,404	675,392,301

2,034,992,761	2,121,776,708	433,682,403	350,701,136	714,878,356	710,905,404

989,761	1,489,550	13,380,637	7,161,372	3,996,889	6,418,044
404,270	933,982	282,959	569,476	874,152	1,846,831
(1,607,833)	(2,509,277)	(6,785,174)	(7,626,184)	(6,331,264)	(7,493,172)

(213,802)	(85,745)	6,878,422	104,664	(1,460,223)	771,703

See accompanying notes to financial statements.	43

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal market conditions approximately 60% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds (for example, general obligation bonds of a state or bonds financing a specific project) with maturities of one to seventeen years, although from time to time SFIMC may purchase issues with longer maturities. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes and Distributions to Shareholders.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2020. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-Issued” Basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2020, the Municipal Bond Fund had commitments of $3,016,286 (representing 0.42% of net assets) for when-issued securities. These commitments are included within the Securities Purchased line on the Statements of Assets and Liabilities.

New Accounting Pronouncements

In August 2018, FASB issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement”, which removes, modifies, and adds certain fair value disclosure requirements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund

Common Stocks (a)	$5,068,803,253	$—	$—	$5,068,803,253

Short-term Investments	20,309,983	—	—	20,309,983
Balanced Fund

Common Stocks (a)	1,349,019,950	—	—	1,349,019,950

Corporate Bonds (a)	—	391,224,198	—	391,224,198

Foreign Government Bonds	—	2,181,920	—	2,181,920

Agency Commercial Mortgage-Backed Securities	—	84,170,016	—	84,170,016

Agency Notes & Bonds	—	2,056,188	—	2,056,188

U.S. Treasury Obligations	—	179,879,370	—	179,879,370

Short-term Investments	17,807,760	—	—	17,807,760
Interim Fund

U.S. Treasury Obligations	—	432,160,241	—	432,160,241

Short-term Investments	6,285,087	—	—	6,285,087
Municipal Bond Fund

Long-term Municipal Bonds	—	702,017,390	—	702,017,390

Short-term Investments	8,685,253	—	—	8,685,253

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2019 or for the six months ended. There were no transfers of securities between Level 1 and Level 2 as of May 31, 2020 as compared to November 30, 2019.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4.	Income Taxes and Distributions to Shareholders

As of November 30, 2019, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of November 30, 2019, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending November 30, 2019.

As of May 31, 2020, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,590,430,899	$3,624,749,638	$(126,067,301)	$3,498,682,337
Balanced Fund	1,084,256,404	978,894,745	(36,811,747)	942,082,998
Interim Fund	423,275,951	15,169,394	(17)	15,169,377
Municipal Bond Fund	663,874,031	46,856,512	(27,900)	46,828,612

For each Fund, the cost of investments for federal income tax purposes was the same as the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments.

The Growth Fund and Balanced Fund declare and pay income dividends, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 25, 2020, the Growth Fund declared an ordinary income dividend of $1.04 per share to shareholders of record on June 24, 2020 (reinvestment date June 25, 2020).

On June 25, 2020, the Balanced Fund declared an ordinary income dividend of $0.86 per share to shareholders of record on June 24, 2020 (reinvestment date June 25, 2020).

After utilizing capital loss carryforwards to offset realized capital gains during the year ended November 30, 2019, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after November 30, 2019, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:

		Unused Non Expiring Capital Loss Carryforwards
Fund	Loss Carryforwards Utilized in 2019	Short-term	Long-term	Total
Interim Fund	$—	$—	$386,598	$386,598

As of November 30, 2019, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Growth Fund	$61,004,702	$52,394,066	$3,830,957,032	$—	$3,944,355,800
Balanced Fund	23,297,769	6,054,716	1,009,497,632	—	1,038,850,117
Interim Fund	—	—	3,391,227	(386,598)	3,004,629
Municipal Bond Fund	128	180,544	30,783,863	—	30,964,535

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to the recognition of net realized losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications for permanent differences among certain capital accounts without impacting its net asset value.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2019, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss) (a)	Accumulated Undistributed Net Investment Income (Loss) (a)
Growth Fund	$—	$(25,955)	$25,955
Balanced Fund	—	1,905	(1,905)

(a) These components are each included as part of total distributable earnings (loss) within the Statements of Assets and Liabilities.

The tax character of distributions was designated as follows for the year ended November 30, 2019.

2019	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Growth Fund	$—	$128,727,664	$63,216,446	$191,944,110
Balanced Fund	—	50,441,287	13,866,844	64,308,131
Interim Fund	—	5,786,711	—	5,786,711
Municipal Bond Fund	18,893,462	257,110	204,284	19,354,856

5.	Transactions with Affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million
Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million
Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million
Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Other than the account fee imposed on certain shareholders of the Trust which is paid by redeeming shares from the shareholder’s account, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) exceed 0.40% of the Fund’s average net assets. Prior-year reimbursements, if any, are not subject to recapture.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Line of Credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $25 million at any one time to the Funds. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended May 31, 2020.

6.	Investment Transactions

For the six months ended May 31, 2020, investment transactions (exclusive of short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
Growth Fund	$—	$74,592,994	$—	$—
Balanced Fund	5,488,110	13,785,999	25,693,750	35,063,398
Interim Fund	—	—	109,162,832	32,651,836
Municipal Bond Fund	38,153,544	33,433,680	—	—

7.	Principal Risks

Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

Management Risk

The assessment by the Funds’ investment adviser of the securities to be purchased or sold by a Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.

Market Risk

Stock prices may fluctuate widely over short or even extended periods in response to company, market, or economic news. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices.

Interest Rate Risk and Call Risk

The risk that the bonds a Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, a Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.

Credit Risk

The risk that a bond issuer fails to make principal or interest payments when due to a Fund, or that the credit quality of the issuer falls. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

Municipal Bond Risk

Municipal securities can be significantly affected by political changes as well as uncertainties related to taxation, legislative changes or the rights of municipal security holders.

Inflation Risk

The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Liquidity Risk

The investment adviser to the Funds may have difficulty selling securities a Fund holds at the time it would like to sell, and at the value a Fund has placed on those securities.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Tax Risk

The Growth Fund’s and Balanced Fund’s long-term ownership strategies historically has resulted in a low rate of turnover in their portfolios. Therefore, these Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Manager sell any appreciated assets, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Growth Fund or Balanced Fund through a tax-advantaged account (such as an IRA), buying such shares at a time when the Growth Fund or Balanced Fund has unrealized gains might eventually cost you money in taxes.

Long-term Ownership Strategy Risk

The investment approach for the Growth Fund and the Balanced Fund generally emphasizes buying and holding securities over long periods. As such, the Growth Fund or the Balanced Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause such Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover. In determining which portfolio securities to sell, the Manager considers, and seeks to mitigate, the amount of capital gains that may be realized by such sale.

Income Risk

The risk that the income from the bonds a Fund holds will decline. This risk applies when a Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2020 (Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$89.37		81.06	80.41	70.41	73.38	76.68
Income from Investment Operations
Net investment income (a)	1.08		2.13	1.93	1.84	1.75	1.79
Net gain (loss) on investments (both realized and unrealized)	(4.92)		9.30	1.51	10.50	4.15	(3.38)

Total from investment operations	(3.84)		11.43	3.44	12.34	5.90	(1.59)

Less Distributions
Net investment income	(1.07)		(2.09)	(1.90)	(1.78)	(1.76)	(1.71)
Net realized gain	(0.85)		(1.03)	(0.89)	(0.56)	(7.11)	—

Total distributions	(1.92)		(3.12)	(2.79)	(2.34)	(8.87)	(1.71)

Net asset value, end of period	$83.61		89.37	81.06	80.41	70.41	73.38

Total Return	(4.44	)%(b)	14.91%	4.41%	17.91%	9.54%	(2.13)%
Ratios/Supplemental Data
Net assets, end of period (millions)	$5,110.9		5,502.5	4,992.6	4,960.5	4,296.6	4,095.7
Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	2.61	%(c)	2.62%	2.42%	2.46%	2.59%	2.40%
Portfolio turnover rate (d)	0	%(c)	1%	0%	1%	0%	11%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

(d)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2018.

See accompanying notes to financial statements.

52	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2020 (Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$75.35		68.52	68.84	63.19	66.38	68.23
Income from Investment Operations
Net investment income (a)	0.90		1.81	1.70	1.65	1.63	1.73
Net gain (loss) on investments (both realized and unrealized)	(2.29)		7.30	(0.03)	5.75	1.76	(1.85)

Total from investment operations	(1.39)		9.11	1.67	7.40	3.39	(0.12)

Less Distributions
Net investment income	(0.92)		(1.79)	(1.68)	(1.63)	(1.69)	(1.73)
Net realized gain	(0.22)		(0.49)	(0.31)	(0.12)	(4.89)	—

Total distributions	(1.14)		(2.28)	(1.99)	(1.75)	(6.58)	(1.73)

Net asset value, end of period	$72.82		75.35	68.52	68.84	63.19	66.38

Total Return	(1.90	)%(b)	13.82%	2.49%	11.93%	5.83%	(0.18)%
Ratios/Supplemental Data
Net assets, end of period (millions)	$2,035.0		2,121.8	1,935.4	1,951.1	1,766.3	1,689.0
Average net asset ratios
Expenses	0.13	%(c)	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.53	%(c)	2.59%	2.50%	2.52%	2.63%	2.58%
Portfolio turnover rate	3	%(c)	4%	5%	4%	4%	11%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	53

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2020 (Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.10		9.76	9.87	9.92	9.99	10.03
Income from Investment Operations
Net investment income	0.08		0.17	0.14	0.12	0.12	0.12
Net gain (loss) on investments (both realized and unrealized)	0.32		0.34	(0.11)	(0.05)	(0.07)	(0.04)

Total from investment operations	0.40		0.51	0.03	0.07	0.05	0.08

Less Distributions
Net investment income	(0.08)		(0.17)	(0.14)	(0.12)	(0.12)	(0.12)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.08)		(0.17)	(0.14)	(0.12)	(0.12)	(0.12)

Net asset value, end of period	$10.42		10.10	9.76	9.87	9.92	9.99

Total Return	3.98	%(a)	5.26%	0.33%	0.71%	0.45%	0.77%
Ratios/Supplemental Data
Net assets, end of period (millions)	$433.7		350.7	337.9	360.4	396.3	363.9
Average net asset ratios
Expenses	0.16	%(b)	0.17%	0.17%	0.16%	0.16%	0.16%
Net investment income	1.57	%(b)	1.71%	1.45%	1.21%	1.15%	1.17%
Portfolio turnover rate	18	%(b)	20%	16%	13%	13%	12%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

54	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2020 (Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.80		8.44	8.61	8.53	8.80	8.85
Income from Investment Operations
Net investment income	0.11		0.24	0.25	0.26	0.26	0.28
Net gain (loss) on investments (both realized and unrealized)	0.21		0.36	(0.17)	0.08	(0.27)	(0.05)

Total from investment operations	0.32		0.60	0.08	0.34	(0.01)	0.23

Less Distributions
Net investment income	(0.11)		(0.24)	(0.25)	(0.26)	(0.26)	(0.28)
Net realized gain (a)(b)	—		—	—	—	—	—

Total distributions	(0.11)		(0.24)	(0.25)	(0.26)	(0.26)	(0.28)

Net asset value, end of period	$9.01		8.80	8.44	8.61	8.53	8.80

Total Return	3.74	%(c)	7.19%	0.99%	3.99%	(0.16)%	2.65%
Ratios/Supplemental Data
Net assets, end of period (millions)	$714.9		710.9	675.4	698.6	704.1	677.3
Average net asset ratios
Expenses	0.16	%(d)	0.16%	0.16%	0.15%	0.16%	0.16%
Net investment income	2.57	%(d)	2.74%	2.93%	2.98%	2.95%	3.19%
Portfolio turnover rate	10	%(d)	14%	12%	9%	7%	10%

(a)	Net realized gain distributions represent less than $0.01 per share for the years ended November 30, 2019 and 2018.

(b)	Net realized gain distributions represent less than $0.01 per share in 2020.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	55

P.O. Box 219548
Kansas City, MO 64121-9548
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275
PRESORTED STANDARD
Not FDIC Insured
May Lose Value
No Bank Guarantee
There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.
190-4059.21-CH
AP2020/07/9815
7-2020
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-0740.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	July 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	July 28, 2020

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	July 28, 2020